UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07896

GAMCO Global Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

The Gabelli Global Content & Connectivity Fund

Semiannual Report — June 30, 2023

(Y)our Portfolio Management Team

Evan D. Miller, CFA Portfolio Manager BA, Northwestern University MBA, Booth School of Business, University of Chicago	Sergey Dluzhevskiy, CFA, CPA Portfolio Manager BS, Case Western Reserve University MBA, The Wharton School, University of Pennsylvania

To Our Shareholders,

For the six months ended June 30, 2023, the net asset value (NAV) total return per Class AAA Share of The Gabelli Global Content & Connectivity Fund was 13.3% compared with a total return of 25.6% for the Morgan Stanley Capital International (MSCI) All Country (AC) World Communication Services Index. Other classes of shares are available. See page 3 for performance information for all classes.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2023.

Investment Objective and Strategy (Unaudited)

The Fund’s objective primarily seeks to provide investors with appreciation of capital. Current income is a secondary objective of the Fund.

The Fund’s investment strategy is to invest its net assets in common stocks of companies in the telecommunications, media, and information technology industries which Gabelli Funds, LLC, the Adviser, believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. In accordance with its concentration policy, the Fund will invest at least 25% of the value of its total assets in the telecommunications related industry, and not invest more than 25% of the value of its total assets in any other particular industry.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Performance Discussion (Unaudited)

Global equities rose in the first half of 2023 (with MSCI AC World Index up 14.3%) on lower inflation, a pause in interest rate hikes in the US in June, as well as positive investor sentiment around development of artificial intelligence (AI) platforms. Not surprisingly, Information Technology (+40.6%) registered the strongest return in the first half of 2023, led by gains in Apple, Microsoft, and Nvidia. Communication Services (+25.6%) was the second best performing sector, with significant contributions from such names as Meta Platforms, Alphabet, and Netflix.

Our overall vision and expectations for long term communication services sector fundamentals remain intact. Digital technologies are transforming the world, revolutionizing industries, and playing an important role in nearly every aspect of our lives. Communication, commerce, and culture are moving to the digital world, and we believe ubiquitous connectivity and differentiated content available anytime, anywhere, and on any device will continue to define the 21st century. We will continue to build and hold positions in an array of telecom operators, online service providers, and media content creators and distributors, aiming to take advantage of long term secular growth trends underpinning the Communication Services sector. We remain committed to seeking investments in those names that represent the best value and are confident in the strength and breadth of the research effort dedicated to the broad Communications Services sector within our organization.

Selected holdings that contributed positively to performance during the six month period ended June 30, 2023, were:

Meta Platforms Inc. (7.6% of net assets as of June 30, 2023), formerly known as Facebook, is an online social networking and social media service with over 2.9 billion monthly active users; Alphabet Inc. (8.4%) is a holding company whose subsidiaries include the core Google business (Search, Android, YouTube, Cloud) as well as multiple independent companies, e.g., Ventures, Waymo, Verily, and Microsoft Corp. (3.9%) is the world’s largest software company. The firm, with strong presence across all layers of the cloud stack, is aggressively expanding its cloud infrastructure and investing in artificial intelligence (AI) businesses, including OpenAI.

Some of our weaker performing stocks during the period were:

Frontier Communications Parent Inc. (1.7%), together with its subsidiaries, provides communication and technology services in the United States. It offers data and Internet, voice, video, and other services; VNV Global (1.5%), formerly known as Vostok New Ventures Ltd., is a private equity and venture capital firm specializing in growth capital, buyout investments, incubation, seed/startup, early venture, mid venture, late venture; and Telephone and Data Systems Inc. (1.2%) which provides communications services in the United States. It operates through two segments: US Cellular and TDS Telecom. The company offers wireless solutions to consumers, and business and government customer.

Thank you for your investment in The Gabelli Global Content & Connectivity Fund.

We appreciate your confidence and trust.

The views expressed reflect the opinions of the Fund’s portfolio managers and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

2

Comparative Results

Average Annual Returns through June 30, 2023 (a) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Performance returns for periods of less than one year are not annualized.

	Six Months	1 Year	5 Year	10 Year	15 Year	Since Inception (11/1/93)
Class AAA (GABTX)	13.30%	5.94%	1.21%	2.91%	2.44%	6.01%
MSCI AC World Communication Services Index (b)	25.61	10.85	6.67	5.06	4.60	N/A
MSCI AC World Index (b)	14.26	17.13	8.64	9.31	7.12	7.61
Class A (GTCAX)	13.30	5.94	1.21	2.89	2.44	6.01
With sales charge (c)	6.79	(0.15)	0.02	2.28	2.03	5.79
Class C (GTCCX)	13.40	5.36	0.89	2.36	1.83	5.47
Class I (GTTIX)	13.28	5.96	1.43	3.22	2.74	6.17

(a)	Returns would have been lower had the Adviser not reimbursed certain expenses. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on March 12, 2000, June 2, 2000, and January 11, 2008, respectively. The actual performance for the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares.
(b)	The MSCI AC World Communication Services Index is an unmanaged index that measures the performance of Communication Services from around the world. The MSCI AC World Index is an unmanaged market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World Index comprises the stocks of nearly 3,000 companies from 23 developed countries and 25 emerging markets. Dividends are considered reinvested. You cannot invest directly in an index. The MSCI AC World Communication Services Index inception date is December 30, 1994. The MSCI AC World Index since inception performance is as of October 31, 1993.
(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

In the current prospectuses dated April 28, 2023, the gross expense ratios for Class AAA, A, and I Shares are 1.81%, 1.81%, and 1.56%, respectively, and the net expense ratios for all share classes after contractual reimbursements by Gabelli Funds, LLC, (the Adviser) is 0.97%. See page 10 for the expense ratios for the six months ended June 30, 2023. The contractual reimbursement is in effect through April 30, 2024. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares is 5.75%.

Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end.

3

The Gabelli Global Content & Connectivity Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from January 1, 2023 through June 30, 2023	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/23	Ending Account Value 06/30/23	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Global Content & Connectivity Fund
Actual Fund Return
Class AAA	$1,000.00	$1,133.00	0.91%	$4.81
Class A	$1,000.00	$1,133.00	0.91%	$4.81
Class C	$1,000.00	$1,134.00	0.91%	$4.81
Class I	$1,000.00	$1,132.80	0.91%	$4.81
Hypothetical 5% Return
Class AAA	$1,000.00	$1,020.28	0.91%	$4.56
Class A	$1,000.00	$1,020.28	0.91%	$4.56
Class C	$1,000.00	$1,020.28	0.91%	$4.56
Class I	$1,000.00	$1,020.28	0.91%	$4.56

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

4

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2023:

The Gabelli Global Content & Connectivity Fund

Communication Services	73.9%
Information Technology	11.5%
Consumer Discretionary	8.9%
Financials	3.0%
Real Estate	2.7%
Other Assets and Liabilities (Net)	0.0%*
100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

5

The Gabelli Global Content & Connectivity Fund

Schedule of Investments — June 30, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 98.9%
	COMMUNICATION SERVICES — 73.9%
	Telecommunication Services — 41.0%
	Wireless Telecommunication Services — 29.1%
	Wireless Telecommunication Services — 29.1%
35,000	America Movil SAB de CV, ADR†	$117,403	$757,400
40,000	Anterix Inc.†	1,560,187	1,267,600
17,000	KDDI Corp.	86,783	524,273
75,000	Millicom International Cellular SA, SDR†	1,253,869	1,146,347
100,000	MTN Group Ltd.	424,151	734,011
27,000	Rogers Communications Inc., Cl. B	728,071	1,232,280
165,000	Sistema PJSC FC, GDR†(a)	789,397	82,500
80,000	SoftBank Group Corp.	3,325,122	3,755,085
40,000	T-Mobile US Inc.†	703,183	5,556,000
39,000	United States Cellular Corp.†	951,027	687,570
70,000	Vodafone Group plc, ADR	940,504	661,500
		10,879,697	16,404,566
	Diversified Telecommunication Services — 11.9%
	Integrated Telecommunication Services — 11.4%
45,000	AT&T Inc.	805,178	717,750
37,415,054	Cable & Wireless Jamaica Ltd.†(a)	499,070	281,468
90,000	Deutsche Telekom AG	1,625,305	1,961,803
50,000	Frontier Communications Parent Inc.†	1,199,605	932,000
32,000	Telenor ASA	446,392	324,364
80,000	Telephone and Data Systems Inc.	1,125,360	658,400
35,000	TELUS Corp.	180,401	681,100
23,000	Verizon Communications Inc.	682,213	855,370
		6,563,524	6,412,255
	Alternative Carriers — 0.5%
33,000	Telesat Corp.†	442,825	310,860

	Media & Entertainment — 32.9%
	Interactive Media & Services — 16.0%
	Interactive Media & Services — 16.0%
39,000	Alphabet Inc., Cl. C†	1,929,971	4,717,830
15,000	Meta Platforms Inc., Cl. A†	2,283,277	4,304,700
		4,213,248	9,022,530
	Entertainment — 8.8%
	Movies & Entertainment — 8.8%
200,000	Bollore SE	1,163,375	1,246,151
13,000	Liberty Media Corp.- Liberty Braves, Cl. C†	223,677	515,060
Shares		Cost	Market Value
58,000	Manchester United plc, Cl. A	$865,865	$1,414,040
1,500	Netflix Inc.†	392,328	660,735
145,000	OL Groupe SA†	374,678	469,925
7,500	The Walt Disney Co.†	634,231	669,600
		3,654,154	4,975,511
	Media — 8.1%
	Cable & Satellite — 8.1%
58,000	Comcast Corp., Cl. A	1,615,758	2,409,900
55,000	Liberty Global plc, Cl. C†	615,463	977,350
22,000	Telenet Group Holding NV	361,838	495,012
85,000	WideOpenWest Inc.†	450,708	717,400
		3,043,767	4,599,662
	TOTAL COMMUNICATION SERVICES	28,797,215	41,725,384

	INFORMATION TECHNOLOGY — 10.4%
	Software & Services — 6.5%
	Software — 3.9%
	Systems Software — 3.9%
6,500	Microsoft Corp.	822,885	2,213,510

	IT Services — 2.6%
	Data Processing & Outsourced Services — 2.6%
2,000	Mastercard Inc., Cl. A	292,729	786,600
10,000	PayPal Holdings Inc.†	815,444	667,300
		1,108,173	1,453,900
	Technology Hardware & Equipment — 3.9%
	Technology Hardware, Storage & Peripherals — 2.6%
	Technology Hardware, Storage & Peripherals — 2.6%
7,500	Apple Inc.	297,889	1,454,775

	Electronic Equipment, Instruments & Components — 1.3%
	Electronic Equipment & Instruments — 1.3%
8,000	Sony Group Corp., ADR	523,380	720,320

	TOTAL INFORMATION TECHNOLOGY	2,752,327	5,842,505

	CONSUMER DISCRETIONARY — 8.9%
	Retailing — 8.9%
	Internet & Direct Marketing Retail — 8.9%
	Internet & Direct Marketing Retail — 8.9%
4,000	Amazon.com Inc.†	439,023	521,440
55,000	Prosus NV	3,877,829	4,027,674
17,000	Zalando SE†	530,997	488,988
		4,847,849	5,038,102
	TOTAL CONSUMER DISCRETIONARY	4,847,849	5,038,102

See accompanying notes to financial statements.

6

The Gabelli Global Content & Connectivity Fund

Schedule of Investments (Continued) — June 30, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	FINANCIALS — 3.0%
	Diversified Financials — 3.0%
	Diversified Financial Services — 3.0%
	Multi-Sector Holdings — 3.0%
62,000	Kinnevik AB, Cl. B†	$1,155,305	$858,832
4,460	Old Mutual Ltd.(a)	12,500	64
450,000	VNV Global AB†	1,148,724	834,465
12,000	Waterloo Investment Holdings Ltd.†(a)	1,432	6,000
		2,317,961	1,699,361
	Banks — 0.0%
	Banks — 0.0%
	Diversified Banks — 0.0%
58	Nedbank Group Ltd.	622	704

	TOTAL FINANCIALS	2,318,583	1,700,065

	REAL ESTATE — 2.7%
	Real Estate — 2.7%
	Equity Real Estate Investment Trusts — 2.7%
	Specialized REITs — 2.7%
3,000	Crown Castle Inc., REIT	361,217	341,820
1,500	Equinix Inc., REIT	117,666	1,175,910
		478,883	1,517,730
	TOTAL REAL ESTATE	478,883	1,517,730
	TOTAL COMMON STOCKS	39,194,857	55,823,786

	CLOSED-END FUNDS — 0.0%
	CONSUMER DISCRETIONARY — 0.0%
	Retailing — 0.0%
	Internet & Direct Marketing Retail — 0.0%
	Internet & Direct Marketing Retail — 0.0%
5,800	Altaba Inc., Escrow†	0	13,572

	PREFERRED STOCKS — 1.1%
	INFORMATION TECHNOLOGY — 1.1%
	Technology - Hardware and Equipment — 1.1%
	Technology Hardware, Storage & Peripherals — 1.1%
	Technology Hardware, Storage & Peripherals — 1.1%
13,000	Samsung Electronics Co. Ltd., 10.630%	517,457	587,030
Shares		Cost	Market Value
	WARRANTS — 0.0%
	FINANCIALS — 0.0%
	Diversified Financials — 0.0%
	Diversified Financial Services — 0.0%
	Multi-Sector Holdings — 0.0%
31,463	VNV Global AB, expire 08/10/23†	$0	$6

	TOTAL INVESTMENTS — 100.0%	$39,712,314	56,424,394

	Other Assets and Liabilities (Net) — 0.0%		1,756

	NET ASSETS — 100.0%		$56,426,150

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Market Value	Market Value
North America	60.4%	$34,069,082
Europe	26.6	14,988,957
Japan	8.9	4,999,678
Latin America	1.8	1,044,868
South Africa	1.3	734,779
Asia/Pacific	1.0	587,030
	100.0%	$56,424,394

See accompanying notes to financial statements.

7

The Gabelli Global Content & Connectivity Fund

Statement of Assets and Liabilities

June 30, 2023 (Unaudited)

Assets:
Investments, at value (cost $39,712,314)	$56,424,394
Foreign currency, at value (cost $1,246)	627
Receivable for investments sold	93,653
Receivable for Fund shares sold	40
Receivable from Adviser	41,754
Dividends receivable	62,697
Prepaid expenses	16,923
Total Assets	56,640,088
Liabilities:
Payable to bank	17,224
Payable for investments purchased	47,300
Payable for Fund shares redeemed	2,000
Payable for investment advisory fees	45,412
Payable for distribution fees	9,351
Payable for accounting fees	7,500
Payable for legal and audit fees	31,156
Payable for shareholder communications	21,331
Payable for shareholder services fees	14,464
Payable for custodian fees	12,597
Other accrued expenses	5,603
Total Liabilities	213,938
Net Assets
(applicable to 3,264,931 shares outstanding)	$56,426,150
Net Assets Consist of:
Paid-in capital	$41,087,026
Total distributable earnings	15,339,124
Net Assets	$56,426,150

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($46,214,117 ÷ 2,672,493 shares outstanding; 150,000,000 shares authorized)	$17.29
Class A:
Net Asset Value and redemption price per share ($227,256 ÷ 13,015 shares outstanding; 50,000,000 shares authorized)	$17.46
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$18.53
Class C:
Net Asset Value and redemption price per share ($171 ÷ 10 shares outstanding; 50,000,000 shares authorized)	$17.10
Class I:
Net Asset Value, offering, and redemption price per share ($9,984,606 ÷ 579,413 shares outstanding; 50,000,000 shares authorized)	$17.23

Statement of Operations

For the Six Months Ended June 30, 2023 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $20,101)	$355,438
Interest	4,546
Total Investment Income	359,984
Expenses:
Investment advisory fees	274,345
Distribution fees - Class AAA	56,270
Distribution fees - Class A	287
Distribution fees - Class C	1
Legal and audit fees	43,695
Shareholder services fees	38,591
Shareholder communications expenses	32,462
Accounting fees	22,500
Registration expenses	18,641
Custodian fees	15,611
Directors’ fees	6,187
Interest expense	1,782
Miscellaneous expenses	11,476
Total Expenses	521,848
Less:
Expense reimbursements (See Note 3)	(273,155)
Net Expenses	248,693
Net Investment Income	111,291

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized loss on investments	(608,606)
Net realized loss on foreign currency transactions	(1,288)
Net realized loss on investments and foreign currency transactions	(609,894)
Net change in unrealized appreciation/depreciation:
on investments	7,321,254
on foreign currency translations	(256)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	7,320,998
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	6,711,104
Net Increase in Net Assets Resulting from Operations	$6,822,395

See accompanying notes to financial statements.

8

The Gabelli Global Content & Connectivity Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Operations:
Net investment income	$111,291	$109,817
Net realized loss on investments and foreign currency transactions	(609,894)	(91,699)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	7,320,998	(22,156,407)
Net Increase/(Decrease) in Net Assets Resulting from Operations	6,822,395	(22,138,289)

Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(948,178)
Class A	—	(5,094)
Class I	—	(205,082)
Total Distributions to Shareholders	—	(1,158,354)

Capital Share Transactions:
Class AAA	(1,676,019)	(3,636,564)
Class A	(31,544)	(75,960)
Class C	151	(1,665)
Class I	(145,315)	(512,013)
Net Decrease in Net Assets from Capital Share Transactions	(1,852,727)	(4,226,202)

Redemption Fees	631	54

Net Increase/(Decrease) in Net Assets	4,970,299	(27,522,791)

Net Assets:
Beginning of year	51,455,851	78,978,642
End of period	$56,426,150	$51,455,851

See accompanying notes to financial statements.

9

The Gabelli Global Content & Connectivity Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)		Net Investment Income		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(c)		Portfolio Turnover Rate
Class AAA
2023(d)	$15.25	$0.03		$2.01	$2.04	$—	$—	$—	$—	$0.00	$17.29	$13.30%	$46,214		0.41	%(e)	1.95	%(e)	0.91	%(e)(f)	3%
2022	21.86	0.03		(6.29)	(6.26)	(0.35)	—	—	(0.35)	0.00	15.25	(28.62)	42,290		0.18		1.81		0.97	(f)(g)	17
2021	22.18	0.56	(h)	0.59	1.15	(0.62)	(0.85)	—	(1.47)	—	21.86	5.17	65,025		2.33	(h)	1.65		0.90	(f)(g)(i)	26
2020	19.64	0.11	(h)	3.11	3.22	(0.46)	(0.22)	—	(0.68)	0.00	22.18	16.42	67,239		0.57	(h)	1.77		0.90	(f)(i)	41
2019	18.08	0.32		2.51	2.83	(0.37)	(0.90)	—	(1.27)	0.00	19.64	15.62	65,024		1.63		1.74		1.69	(f)(i)	14
2018	21.77	0.16		(2.76)	(2.60)	(0.15)	(0.93)	(0.01)	(1.09)	0.00	18.08	(11.89)	63,196		0.78		1.72		1.72	(i)	19
Class A
2023(d)	$15.40	$0.03		$2.03	$2.06	$—	$—	$—	$—	$0.00	$17.46	$13.30%	$227		0.40	%(e)	1.95	%(e)	0.91	%(e)(f)	3%
2022	22.07	0.03		(6.35)	(6.32)	(0.35)	—	—	(0.35)	0.00	15.40	(28.62)	228		0.19		1.81		0.97	(f)(g)	17
2021	22.38	0.56	(h)	0.60	1.16	(0.62)	(0.85)	—	(1.47)	—	22.07	5.16	428		2.30	(h)	1.65		0.90	(f)(g)(i)	26
2020	19.81	0.11	(h)	3.14	3.25	(0.46)	(0.22)	—	(0.68)	0.00	22.38	16.43	422		0.59	(h)	1.77		0.90	(f)(i)	41
2019	18.23	0.36		2.50	2.86	(0.38)	(0.90)	—	(1.28)	0.00	19.81	15.64	374		1.80		1.74		1.68	(f)(i)	14
2018	21.94	0.16		(2.79)	(2.63)	(0.14)	(0.93)	(0.01)	(1.08)	0.00	18.23	(11.94)	231		0.76		1.72		1.72	(i)	19
Class C
2023(d)	$12.00	$0.04		$5.06	$5.10	$—	$—	$—	$—	$—	$17.10	$13.40%	$0	(j)	0.44	%(e)	2.70	%(e)	0.91	%(e)(f)	3%
2022	21.24	0.02		(9.26)	(9.24)	—	—	—	—	—	12.00	(43.50)	0	(j)	0.12		2.56		0.97	(f)(g)	17
2021	21.59	0.64	(h)	0.48	1.12	(0.62)	(0.85)	—	(1.47)	—	21.24	5.17	3		2.76	(h)	2.40		0.91	(f)(g)(i)	26
2020	19.13	0.10	(h)	3.04	3.14	(0.46)	(0.22)	—	(0.68)	—	21.59	16.44	49		0.54	(h)	2.52		0.90	(f)(i)	41
2019	17.45	0.04		2.55	2.59	(0.01)	(0.90)	—	(0.91)	0.00	19.13	14.81	84		0.19		2.49		2.45	(f)(i)	14
2018	21.08	0.02		(2.68)	(2.66)	(0.03)	(0.93)	(0.01)	(0.97)	0.00	17.45	(12.56)	279		0.08		2.47		2.47	(i)	19
Class I
2023(d)	$15.20	$0.03		$2.00	$2.03	$—	$—	$—	$—	$0.00	$17.23	$13.28%	$9,985		0.40	%(e)	1.70	%(e)	0.91	%(e)(f)	3%
2022	21.79	0.03		(6.27)	(6.24)	(0.35)	—	—	(0.35)	0.00	15.20	(28.62)	8,938		0.18		1.56		0.97	(f)(g)	17
2021	22.11	0.55	(h)	0.60	1.15	(0.62)	(0.85)	—	(1.47)	—	21.79	5.18	13,523		2.32	(h)	1.40		0.90	(f)(g)(i)	26
2020	19.58	0.11	(h)	3.10	3.21	(0.46)	(0.22)	—	(0.68)	0.00	22.11	16.42	13,931		0.58	(h)	1.52		0.90	(f)(i)	41
2019	18.03	0.46		2.51	2.97	(0.52)	(0.90)	—	(1.42)	0.00	19.58	16.42	12,495		2.33		1.49		0.99	(f)(i)	14
2018	21.75	0.32		(2.79)	(2.47)	(0.31)	(0.93)	(0.01)	(1.25)	0.00	18.03	(11.27)	12,394		1.52		1.47		1.00	(f)(i)	19

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund incurred interest expense. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 0.90% and 0.96% for each class for the six months ended June 30, 2023 and the year ended December 31, 2022. For the years ended December 31, 2021, 2020, 2019, and 2018, the effect of interest expense was minimal.
(d)	For the six months ended June 30, 2023, unaudited.
(e)	Annualized.
(f)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $273,155, $490,627, $589,925, $591,218, and $91,150 for the six months ended June 30, 2023 and the years ended December 31, 2022, 2021, 2020, and 2019 and certain Class I expenses to the Fund of $70,600 for the year ended December 31, 2018, respectively.
(g)	The Fund incurred tax expense for the years ended December 31, 2022 and 2021. If tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 0.90% and 0.90% for each Class.
(h)	Includes income resulting from special dividends. Without these dividends, the per share income amounts would have been $0.05 and $0.09 (Class AAA), $0.04 and $0.09 (Class A), $0.15 and $0.08 (Class C), and $0.05 and $0.09 (Class I), and the net investment income ratios would have been 0.20% and 0.45% (Class AAA), 0.18% and 0.47% (Class A), 0.63% and 0.41% (Class C), and 0.20% and 0.46% (Class I) for the years ended December 31, 2021 and 2020, respectively.
(i)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the years ended December 31, 2021, 2020, 2019, and 2018, there was no impact to the expense ratios.
(j)	Actual number of shares outstanding is 10.02 and 0.02 for the six months ended June 30, 2023 and the year ended December 31, 2022, respectively.

See accompanying notes to financial statements.

10

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Global Content & Connectivity Fund, a series of the GAMCO Global Series Funds, Inc. (the Corporation), was incorporated on July 16, 1993 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is one of five separately managed portfolios (collectively, the Portfolios) of the Corporation. The Fund commenced investment operations on November 1, 1993.

The Fund’s investment objective primarily seeks to provide investors with appreciation of capital. The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility to the Fund’s NAV and a magnified effect in its total return.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions, and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S.

11

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Unaudited) (Continued)

dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2023 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (a)	Total Market Value at 06/30/23
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Communication Services	$41,361,416	—	$363,968	$41,725,384
Financials	1,694,001	—	6,064	1,700,065
Other Industries (b)	12,398,337	—	—	12,398,337
Total Common Stocks	55,453,754	—	370,032	55,823,786
Closed-End Funds (b)	—	$13,572	—	13,572
Preferred Stocks (b)	587,030	—	—	587,030
Warrants (b)	6	—	—	6
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$56,040,790	$13,572	$370,032	$56,424,394

(a)	The inputs for these securities are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board.
(b)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers into or out of Level 3 during the six months ended June 30, 2023.

12

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Unaudited) (Continued)

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

13

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Unaudited) (Continued)

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2023, the Fund did not hold any restricted securities.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2023, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency

14

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Unaudited) (Continued)

transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2022 was as follows:

Distributions paid from:
Ordinary income	$1,158,354
Total distributions paid	$1,158,354

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2023:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$40,051,272	$20,487,853	$(4,114,731)	$16,373,122

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2023, the Fund did not incur any excise tax expense. As of June 30, 2023, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least April 30, 2024, at no more than an annual rate of 0.90% for all classes of shares. During the six months ended June 30, 2023, the Adviser reimbursed expenses in the amount of $273,155. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after

15

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Unaudited) (Continued)

giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 0.90% of the value of the Fund’s average daily net assets for each share class of the Fund. The agreement is renewable annually. At June 30, 2023, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $1,353,707:

For the year ended December 31, 2021, expiring December 31, 2023	$589,925
For the year ended December 31, 2022, expiring December 31, 2024	490,627
For the six months ended June 30, 2023, expiring December 31, 2025	273,155
$1,353,707

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2023, other than short term securities and U.S. Government obligations, aggregated $1,801,672 and $3,536,858, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2023, the Fund paid brokerage commissions on security trades of $80 to G.research, LLC, an affiliate of the Adviser.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2023, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on February 28, 2024 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At June 30, 2023, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit for 19 days of borrowings during the six months ended June 30, 2023 was $113,684 with a weighted average interest rate of 6.34%. The maximum amount borrowed at any time during the six months ended June 30, 2023 was $189,000.

8. Capital Stock. The Fund currently offers three classes of shares – Class AAA Shares, Class A Shares, and Class I Shares. Effective January 27, 2020, the Fund’s Class AAA, Class A and Class C Shares “closed to purchases from new investors”. “Closed to purchases from new investors” means (i) with respect to the Class

16

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Unaudited) (Continued)

AAA and Class A shares, no new investors may purchase shares of such classes, but existing shareholders may continue to purchase additional shares of such classes after the Effective Date, and (ii) with respect to Class C Shares, neither new investors nor existing shareholders may purchase any additional shares of such class after the Effective Date. These changes had no effect on existing shareholders’ ability to redeem shares of the Fund as described in the Fund’s Prospectus. Additionally, on the Effective Date Class I shares of the Fund became available to investors with a minimum initial investment amount of $1,000 when purchasing shares directly through the Distributor, or investors purchasing Class I shares through brokers or financial intermediaries that have entered into selling agreements with the Distributor specifically with respect to Class I shares.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2023 and the year ended December 31, 2022, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Six Months Ended
	June 30,		Year Ended
	2023 (Unaudited)		December 31, 2022
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	4,912	$82,589	8,946	$158,255
Shares issued upon reinvestment of distributions	—	—	60,605	908,371
Shares redeemed	(104,988)	(1,758,608)	(271,592)	(4,703,190)
Net decrease	(100,076)	$(1,676,019)	(202,041)	$(3,636,564)
Class A
Shares sold	—	—	59	$885
Shares issued upon reinvestment of distributions	—	—	278	4,209
Shares redeemed	(1,814)	$(31,544)	(4,902)	(81,054)
Net decrease	(1,814)	$(31,544)	(4,565)	$(75,960)
Class C
Shares sold	10	$151	10	$157
Shares redeemed	—	—	(116)	(1,822)
Net increase/(decrease)	10	$151	(106)	$(1,665)
Class I
Shares sold	17,595	$287,787	25,548	$473,558
Shares issued upon reinvestment of distributions	—	—	12,425	185,623
Shares redeemed	(26,208)	(433,102)	(70,682)	(1,171,194)
Net decrease	(8,613)	$(145,315)	(32,709)	$(512,013)

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

17

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Unaudited) (Continued)

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

18

THE GABELLI GLOBAL CONTENT & CONNECTIVITY FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Evan D. Miller, CFA, joined G.research, LLC in 2002 as a research analyst following the telecommunications industry on a global basis. Currently, he continues to specialize in the industry and also serves as a portfolio manager of Gabelli Funds, LLC and the Fund. Prior to joining Gabelli, his career spanned nearly a quarter century in the telecommunications industry with corporate strategy and business development positions. Mr. Miller holds an MBA in Finance from the University of Chicago and a BA in Economics from Northwestern University.

Sergey Dluzhevskiy, CFA, CPA, joined G.research, LLC in 2005 as a research analyst covering the North American telecommunications industry. Currently, he continues to specialize in the industry and also serves as a portfolio manager of Gabelli Funds, LLC and the Fund. Prior to joining Gabelli, Mr. Dluzhevskiy was a senior accountant at Deloitte. He received his undergraduate degree from Case Western Reserve University and an MBA at the Wharton School of the University of Pennsylvania.

GAMCO Global Series Funds, Inc. THE GABELLI GLOBAL CONTENT & CONNECTIVITY FUND One Corporate Center Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

John D. Gabelli

Former Senior Vice President,

G.research, LLC

Werner J. Roader

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

John C. Ball

President & Treasurer

Peter Goldstein

Secretary & Vice President

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust

Company

TRANSFER AGENT, AND

DIVIDEND DISBURSING

AGENT

DST Asset Manager

Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Global Content & Connectivity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB401Q223SR

The Gabelli Global Growth Fund

Semiannual Report — June 30, 2023

(Y)our Portfolio Management Team

Caesar M. P. Bryan Portfolio Manager	Howard F. Ward, CFA Portfolio Manager

To Our Shareholders,

For the six months ended June 30, 2023, the net asset value (NAV) total return per Class I Share of The Gabelli Global Growth Fund was 26.6% compared with a total return of 14.3% for the Morgan Stanley Capital International (MSCI) All Country (AC) World Index. Other classes of shares are available. See page 3 for performance information for all classes.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2023.

Investment Objective and Strategy (Unaudited)

The Fund’s investment objective is to provide investors with appreciation of capital. Current income is a secondary objective of the Fund.

The Fund’s investment strategy is to invest at least 65% of its total assets in common stocks of companies, which the portfolio managers believe are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Global Growth Fund invests primarily in common stocks of foreign and domestic small-capitalization, mid-capitalization, and large-capitalization issuers. As a “global” fund, the Fund invests in securities of issuers, or related investments thereof, located in at least three countries, and at least 40% of the Fund’s total net assets is invested in securities of non-U.S. issuers.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Performance Discussion (Unaudited)

For the first half of the year-2023, seven of the top ten are the same: NVIDIA (3.0%), Meta (3.9%), Amazon (4.9%), Microsoft (5.6%), Apple (3.9%), Alphabet (4.4%) and Netflix (3.8%). The three new names to the list are LVMH (6.6%) (our largest holding), L’Oreal (4.6%) and Tesla (1.5%). Five names were the same among the detractors: Lasertec (1.1%), Estee Lauder, Nike (1.2%), Thermo-Fisher Scientific (1.5%) and Danaher (0.7%). Market leadership was relatively narrow in the first six months with investors expressing a clear preference for technology stocks with little interest in health care.

We own 47 companies. The top 10 represent 45% of total assets and the top 15 account for 58% of assets. The fund primarily invests in the U.S., Western Europe and Japan. We currently have a modest holding in India, our only emerging market investment. We sold our investments in China in March of 2021 and cannot see returning there given what seems to be a real risk of China making a move on Taiwan. The consequences of such a move could be catastrophic for US investors in China. We don’t need to take that risk.

Selected holdings that contributed positively to performance during the six months period ended June 30, 2023 were: Amazon.com Inc. (4.9% of net assets as of June 30, 2023) which engages in the retail sale of consumer products and subscriptions through online and physical stores in North America and internationally; Meta Platforms Inc. (3.9%) formerly known as Facebook, is an online social networking and social media service with over 2.9 billion monthly active users; and NVIDIA Corp. (3.0%) which provides graphics, and compute and networking solutions in the United States, Taiwan, China, and internationally.

Some of our weaker performing holdings during the period were: UnitedHealth Group Inc. (1.6%), which operates as a diversified health care company in the United States. It operates through four segments: UnitedHealthcare, Optum Health, Optum Insight, and Optum Rx; Danaher Corp. (0.7%) which designs, manufactures, and markets professional, medical, industrial, and commercial products and services worldwide; and Charles Schwab Corp. (no longer held as of June 30, 2023), together with its subsidiaries, operates as a savings and loan holding company that provides wealth management, securities brokerage, banking, asset management, custody, and financial advisory services.

Thank you for your investment in The Gabelli Global Growth Fund.

We appreciate your confidence and trust.

The views expressed reflect the opinions of the Fund’s portfolio managers and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

2

Comparative Results

Average Annual Returns through June 30, 2023 (a) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Performance returns for periods of less than one year are not annualized.

	Six Months	1 Year	5 Year	10 Year	15 Year	Since Inception (2/7/94)
Class I (GGGIX)	26.65%	24.04%	9.02%	10.43%	8.30%	9.32%
Class AAA (GICPX)	26.65	24.01	8.94	10.06	7.96	9.14
MSCI AC World Index (b)	14.26	17.13	8.64	9.31	7.12	7.44
Lipper Global Large-Cap Growth Fund Classification (b)	19.19	20.35	8.62	9.86	7.96	8.85
Class A (GGGAX)	26.68	24.03	8.93	10.06	7.96	9.15
With sales charge (c)	19.39	16.90	7.65	9.41	7.54	8.93
Class C (GGGCX)	26.66	24.01	8.71	9.54	7.35	8.60

(a)	Returns would have been lower had the Adviser not reimbursed certain expenses. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on March 2, 2000, March 12, 2000, and January 11, 2008, respectively. The actual performance of the Class A and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of Class I Shares would have been higher due to lower expenses related to this class of shares. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase.
(b)	The MSCI AC World Index is an unmanaged market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World Index consists of country indices comprising developed and emerging market country indices. The Lipper Global Large-Cap Growth Fund Classification reflects the performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index. MSCI AC World Index since inception performance is as of January 31, 1994.
(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

In the current prospectuses dated April 28, 2023, the gross expense ratios for Class AAA, A, and I Shares are 1.52%, 1.52%, and 1.27%, respectively, and the net expense ratios for all share classes after contractual reimbursements by Gabelli Funds, LLC, (the Adviser) is 0.90%. See page 10 for the expense ratios for the six months ended June 30, 2023. The contractual reimbursements are in effect through April 30, 2024. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares is 5.75%.

Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end.

3

The Gabelli Global Growth Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from January 1, 2023 through June 30, 2023	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/23	Ending Account Value 06/30/23	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Global Growth Fund
Actual Fund Return
Class AAA	$1,000.00	$1,266.50	0.90%	$5.06
Class A	$1,000.00	$1,266.80	0.90%	$5.06
Class C	$1,000.00	$1,266.60	0.90%	$5.06
Class I	$1,000.00	$1,266.50	0.90%	$5.06
Hypothetical 5% Return
Class AAA	$1,000.00	$1,020.33	0.90%	$4.51
Class A	$1,000.00	$1,020.33	0.90%	$4.51
Class C	$1,000.00	$1,020.33	0.90%	$4.51
Class I	$1,000.00	$1,020.33	0.90%	$4.51

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

4

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2023:

The Gabelli Global Growth Fund

Consumer Discretionary	20.1%
Financials	16.6%
Information Technology - Semiconductors, Hardware, and Equipment	15.4%
Information Technology - Software and Services	15.3%
Communication Services	13.2%
Health Care	12.0%
Consumer Staples	4.6%
Materials	2.0%
U.S. Government Obligations	0.7%
Other Assets and Liabilities (Net)	0.1%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

5

The Gabelli Global Growth Fund

Schedule of Investments — June 30, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 99.2%
	CONSUMER DISCRETIONARY — 20.1%
56,000	Amazon.com Inc.†	$3,606,212	$7,300,160
1,640	Chipotle Mexican Grill Inc.†	2,634,815	3,507,960
2,000	Christian Dior SE	290,698	1,776,175
3,500	Lululemon Athletica Inc.†	440,854	1,324,750
10,400	LVMH Moet Hennessy Louis Vuitton SE	5,256,378	9,806,288
16,800	NIKE Inc., Cl. B	2,042,585	1,854,216
19,700	Starbucks Corp.	2,035,192	1,951,482
8,775	Tesla Inc.†	1,792,395	2,297,032
		18,099,129	29,818,063
	FINANCIALS — 16.6%
3,120	Adyen NV†	2,660,163	5,402,803
7,150	Aon plc, Cl. A	2,257,240	2,468,180
7,055	Chubb Ltd.	1,552,358	1,358,511
35,700	HDFC Bank Ltd., ADR	2,429,984	2,488,290
169,000	Investor AB, Cl. B	2,383,031	3,380,860
7,500	Mastercard Inc., Cl. A	398,819	2,949,750
6,690	S&P Global Inc.	1,245,488	2,681,954
17,000	Visa Inc., Cl. A	301,339	4,037,160
		13,228,422	24,767,508
	INFORMATION TECHNOLOGY - SEMICONDUCTORS, HARDWARE, AND EQUIPMENT — 15.4%
30,240	Apple Inc.	480,768	5,865,653
4,940	ASML Holding NV	1,585,329	3,580,265
5,730	Eaton Corp. plc	1,097,959	1,152,303
9,600	Keyence Corp.	898,571	4,561,504
10,800	Lasertec Corp.	1,225,671	1,632,059
17,500	Lattice Semiconductor Corp.†	989,599	1,681,225
10,600	NVIDIA Corp.	521,945	4,484,012
		6,799,842	22,957,021
	INFORMATION TECHNOLOGY - SOFTWARE AND SERVICES — 15.3%
5,400	Adobe Inc.†	928,045	2,640,546
3,730	Cadence Design Systems Inc.†	865,399	874,759
13,700	CrowdStrike Holdings Inc., Cl. A†	1,987,037	2,012,119
59,800	FANUC Corp.	2,150,634	2,099,318
3,460	Intuit Inc.	1,420,901	1,585,337
24,400	Microsoft Corp.	786,952	8,309,176
3,680	Palo Alto Networks Inc.†	848,704	940,277
5,300	ServiceNow Inc.†	1,334,172	2,978,441
7,200	Snowflake Inc., Cl. A†	1,534,901	1,267,056
		11,856,745	22,707,029
	COMMUNICATION SERVICES — 13.2%
16,200	Alphabet Inc., Cl. A†	238,018	1,939,140
37,920	Alphabet Inc., Cl. C†	2,360,307	4,587,182
Shares		Cost	Market Value
20,000	Meta Platforms Inc., Cl. A†	$3,709,242	$5,739,600
12,800	Netflix Inc.†	3,789,492	5,638,272
18,800	The Walt Disney Co.†	1,698,849	1,678,464
		11,795,908	19,582,658
	HEALTH CARE — 12.0%
4,100	Danaher Corp.	269,080	984,000
9,600	Edwards Lifesciences Corp.†	884,554	905,568
6,370	Eli Lilly & Co.	2,297,624	2,987,403
7,950	Intuitive Surgical Inc.†	2,177,471	2,718,423
20,000	Novo Nordisk A/S, ADR	2,382,486	3,236,600
4,150	Thermo Fisher Scientific Inc.	877,363	2,165,262
4,800	UnitedHealth Group Inc.	2,274,259	2,307,072
14,600	Zoetis Inc.	1,301,031	2,514,266
		12,463,868	17,818,594
	CONSUMER STAPLES — 4.6%
14,700	L’Oreal SA	3,252,879	6,857,199

	MATERIALS — 2.0%
4,285	Linde plc	1,601,140	1,632,928
4,920	The Sherwin-Williams Co.	765,293	1,306,358
		2,366,433	2,939,286
	TOTAL COMMON STOCKS	79,863,226	147,447,358

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.7%
$1,025,000	U.S. Treasury Bill, 5.219%††, 09/21/23	1,012,967	1,013,245

	TOTAL INVESTMENTS — 99.9%	$80,876,193	148,460,603

	Other Assets and Liabilities (Net) — 0.1%		76,297

	NET ASSETS — 100.0%		$148,536,900

†	Non-income producing security.
††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

6

The Gabelli Global Growth Fund

Schedule of Investments (Continued) — June 30, 2023 (Unaudited)

Geographic Diversification	% of Market Value	Market Value
United States	68.0%	$100,955,982
Europe	23.8	35,398,701
Japan	5.6	8,292,880
Asia/Pacific	1.7	2,488,290
Canada	0.9	1,324,750
	100.0%	$148,460,603

See accompanying notes to financial statements.

7

The Gabelli Global Growth Fund

Statement of Assets and Liabilities

June 30, 2023 (Unaudited)

Assets:
Investments, at value (cost $80,876,193)	$148,460,603
Cash	35,619
Receivable for investments sold	929,080
Receivable for Fund shares sold	12,391
Receivable from Adviser	72,770
Dividends receivable	88,794
Prepaid expenses	19,962
Total Assets	149,619,219
Liabilities:
Payable for investments purchased	582,250
Payable for Fund shares redeemed	212,848
Payable for investment advisory fees	119,741
Payable for distribution fees	19,507
Payable for accounting fees	7,500
Other accrued expenses	140,473
Total Liabilities	1,082,319
Net Assets
(applicable to 3,407,687 shares outstanding)	$148,536,900
Net Assets Consist of:
Paid-in capital	$88,900,631
Total distributable earnings	59,636,269
Net Assets	$148,536,900

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($89,564,194 ÷ 2,071,266 shares outstanding; 75,000,000 shares authorized)	$43.24
Class A:
Net Asset Value and redemption price per share ($3,746,822 ÷ 86,708 shares outstanding; 50,000,000 shares authorized)	$43.21
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$45.85
Class C:
Net Asset Value and redemption price per share ($959,423 ÷ 27,514 shares outstanding; 25,000,000 shares authorized)	$34.87
Class I:
Net Asset Value, offering, and redemption price per share ($54,266,461 ÷ 1,222,199 shares outstanding; 25,000,000 shares authorized)	$44.40

Statement of Operations

For the Six Months Ended June 30, 2023 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $66,996)	$566,797
Interest	39,852
Total Investment Income	606,649
Expenses:
Investment advisory fees	699,620
Distribution fees - Class AAA	101,725
Distribution fees - Class A	4,145
Distribution fees - Class C	4,438
Shareholder services fees	56,432
Shareholder communications expenses	51,911
Legal and audit fees	45,467
Custodian fees	23,979
Registration expenses	22,560
Accounting fees	22,500
Directors’ fees	16,154
Interest expense	674
Miscellaneous expenses	30,368
Total Expenses	1,079,973
Less:
Expense reimbursements (See Note 3)	(449,641)
Net Expenses	630,332
Net Investment Loss	(23,683)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	4,120,041
Net realized loss on foreign currency transactions	(1,320)
Net realized gain on investments and foreign currency transactions	4,118,721
Net change in unrealized appreciation/depreciation:
on investments	29,045,832
on foreign currency translations	308
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	29,046,140
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	33,164,861
Net Increase in Net Assets Resulting from Operations	$33,141,178

See accompanying notes to financial statements.

8

The Gabelli Global Growth Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Operations:
Net investment loss	$(23,683)	$(594,452)
Net realized gain/(loss) on investments and foreign currency transactions	4,118,721	(11,021,705)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	29,046,140	(77,589,708)
Net Increase/(Decrease) in Net Assets Resulting from Operations	33,141,178	(89,205,865)

Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(128,940)
Class A	—	(5,144)
Class C	—	(1,549)
Class I	—	(70,765)
Total Distributions to Shareholders	—	(206,398)

Capital Share Transactions:
Class AAA	(2,837,416)	(6,241,831)
Class A	9,575	(398,488)
Class C	(130,874)	(754,393)
Class I	(12,378,245)	(12,286,158)
Net Decrease in Net Assets from Capital Share Transactions	(15,336,960)	(19,680,870)

Redemption Fees	—	640

Net Increase/(Decrease) in Net Assets	17,804,218	(109,092,493)

Net Assets:
Beginning of year	130,732,682	239,825,175
End of period	$148,536,900	$130,732,682

See accompanying notes to financial statements.

9

The Gabelli Global Growth Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions						Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(c)		Portfolio Turnover Rate
Class AAA
2023(d)	$34.14	$(0.01)	$9.11	$9.10	$—	$—	$—	$—	$43.24	26.65%	$89,564	(0.03	)%(e)	1.64	%(e)	0.90	%(e)	21%
2022	54.68	(0.14)	(20.34)	(20.48)	0.00 (b)	(0.06)	(0.06)	0.00	34.14	(37.45)	73,186	(0.34)		1.52		0.90	(f)(g)	36
2021	47.04	(0.25)	10.19	9.94	(0.02)	(2.28)	(2.30)	0.00	54.68	21.10	126,055	(0.49)		1.50		0.91	(f)	49
2020	35.56	(0.05)	12.64	12.59	(0.09)	(1.02)	(1.11)	0.00	47.04	35.43	115,210	(0.14)		1.57		0.90		50
2019	29.94	(0.07)	9.29	9.22	—	(3.60)	(3.60)	0.00	35.56	30.73	88,287	(0.21)		1.63		1.22		78
2018	33.42	(0.05)	(0.91)	(0.96)	—	(2.52)	(2.52)	0.00	29.94	(2.80)	71,877	(0.14)		1.68		1.42	(g)	58
Class A
2023(d)	$34.11	$(0.01)	$9.11	$9.10	$—	$—	$—	$—	$43.21	26.68%	$3,747	(0.03	)%(e)	1.64	%(e)	0.90	%(e)	21%
2022	54.64	(0.14)	(20.33)	(20.47)	0.00 (b)	(0.06)	(0.06)	0.00	34.11	(37.46)	2,957	(0.35)		1.52		0.90	(f)(g)	36
2021	47.01	(0.25)	10.18	9.93	(0.02)	(2.28)	(2.30)	0.00	54.64	21.09	5,252	(0.49)		1.50		0.91	(f)	49
2020	35.55	(0.05)	12.62	12.57	(0.09)	(1.02)	(1.11)	0.00	47.01	35.38	4,804	(0.12)		1.57		0.90		50
2019	29.93	(0.08)	9.30	9.22	—	(3.60)	(3.60)	0.00	35.55	30.74	5,332	(0.21)		1.63		1.22		78
2018	33.41	(0.05)	(0.91)	(0.96)	—	(2.52)	(2.52)	0.00	29.93	(2.80)	3,861	(0.14)		1.68		1.41	(g)	58
Class C
2023(d)	$27.53	$(0.01)	$7.35	$7.34	$—	$—	$—	$—	$34.87	26.66%	$959	(0.04	)%(e)	2.39	%(e)	0.90	%(e)	21%
2022	44.09	(0.12)	(16.39)	(16.51)	0.00 (b)	(0.05)	(0.05)	0.00	27.53	(37.45)	881	(0.36)		2.27		0.90	(f)(g)	36
2021	38.30	(0.21)	8.30	8.09	(0.02)	(2.28)	(2.30)	0.00	44.09	21.08	2,411	(0.49)		2.25		0.91	(f)	49
2020	29.11	(0.04)	10.34	10.30	(0.09)	(1.02)	(1.11)	0.00	38.30	35.41	2,376	(0.12)		2.32		0.90		50
2019	25.18	(0.25)	7.78	7.53	—	(3.60)	(3.60)	0.00	29.11	29.82	2,598	(0.84)		2.38		1.87		78
2018	28.73	(0.28)	(0.75)	(1.03)	—	(2.52)	(2.52)	0.00	25.18	(3.50)	1,561	(0.93)		2.43		2.15	(g)	58
Class I
2023(d)	$35.05	$(0.01)	$9.36	$9.35	$—	$—	$—	$—	$44.40	26.65%	$54,267	(0.04	)%(e)	1.39	%(e)	0.90	%(e)	21%
2022	56.12	(0.14)	(20.87)	(21.01)	0.00 (b)	(0.06)	(0.06)	0.00	35.05	(37.43)	53,709	(0.35)		1.27		0.90	(f)(g)	36
2021	48.23	(0.26)	10.45	10.19	(0.02)	(2.28)	(2.30)	0.00	56.12	21.10	106,107	(0.50)		1.25		0.91	(f)	49
2020	36.45	(0.08)	12.97	12.89	(0.09)	(1.02)	(1.11)	0.00	48.23	35.39	70,888	(0.18)		1.32		0.90		50
2019	30.55	0.01	9.49	9.50	—	(3.60)	(3.60)	0.00	36.45	31.03	16,566	0.03		1.38		0.99		78
2018	33.90	0.09	(0.92)	(0.83)	—	(2.52)	(2.52)	0.00	30.55	(2.37)	8,272	0.26		1.43		1.00	(g)	58

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $449,641, $880,676, $1,048,506, $876,253, $412,641, and $261,050 for the six months ended June 30, 2023 and the years ended December 31, 2022, 2021, 2020, 2019, and 2018.
(d)	For the six months ended June 30, 2023, unaudited.
(e)	Annualized.
(f)	The Fund incurred tax expense for the year ended December 31, 2022. If tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 0.90% for each Class.
(g)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the years ended December 31, 2022 and 2018 there was no impact to the expense ratios.

See accompanying notes to financial statements.

10

The Gabelli Global Growth Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Global Growth Fund, a series of the GAMCO Global Series Funds, Inc. (the Corporation), was incorporated on July 16, 1993 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is one of five separately managed portfolios (collectively, the Portfolios) of the Corporation. The Fund’s primary objective is capital appreciation. The Fund commenced investment operations on February 7, 1994.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions, and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges

11

The Gabelli Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered. Such securities are classified as Level 2 in the fair value hierarchy presented below.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2023 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 06/30/23
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Consumer Discretionary	$18,235,600	$11,582,463	$29,818,063
Consumer Staples	—	6,857,199	6,857,199
Financials	15,983,845	8,783,663	24,767,508
Information Technology - Semiconductors, Hardware, and Equipment	16,763,458	6,193,563	22,957,021
Information Technology - Software and Services	20,607,711	2,099,318	22,707,029
Other Industries (a)	40,340,538	—	40,340,538
Total Common Stocks	111,931,152	35,516,206	147,447,358
U.S. Government Obligations	—	1,013,245	1,013,245
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$111,931,152	$36,529,451	$148,460,603

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund held no level 3 investments at June 30, 2023 and December 31, 2022.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed

12

The Gabelli Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from

13

The Gabelli Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2022 was as follows:

Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$155
Net long term capital gains	206,243
Total distributions paid	$206,398

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2023:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$81,085,213	$68,389,883	$(1,014,493)	$67,375,390

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the

14

The Gabelli Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. As of June 30, 2023, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least April 30, 2024, at no more than an annual rate of 0.90% for all classes of shares. During the six months ended June 30, 2023, the Adviser reimbursed the Fund in the amount of $449,641. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 0.91% of the value of the Fund’s average daily net assets for each share class of the Fund. The agreement is renewable annually. At June 30, 2023, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $2,378,823:

For the year ended December 31, 2021, expiring December 31, 2023	$1,048,506
For the year ended December 31, 2022, expiring December 31, 2024	880,676
For the six months ended June 30, 2023, expiring December 31, 2025	449,641
$2,378,823

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2023, other than short term securities and U.S. Government obligations, aggregated $29,793,001 and $46,235,172, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2023, the Distributor retained a total of $1,401 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating

15

The Gabelli Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2023, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on February 28, 2024 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At June 30, 2023, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit for the six days of borrowings during the six months ended June 30, 2023 was $144,833 with a weighted average interest rate of 6.10%. The maximum amount borrowed at any time during the six months ended June 30, 2023 was $201,000.

8. Capital Stock. The Fund currently offers three classes of shares – Class AAA Shares, Class A Shares, and Class I Shares. Effective January 27, 2020, the Fund’s Class AAA, Class A and Class C Shares “closed to purchases from new investors”. “Closed to purchases from new investors” means (i) with respect to the Class AAA and Class A shares, no new investors may purchase shares of such classes, but existing shareholders may continue to purchase additional shares of such classes after the Effective Date, and (ii) with respect to Class C Shares, neither new investors nor existing shareholders may purchase any additional shares of such class after the Effective Date. These changes had no effect on existing shareholders’ ability to redeem shares of the Fund as described in the Fund’s Prospectus. Additionally, on the Effective Date Class I shares of the Fund became available to investors with a minimum initial investment amount of $1,000 when purchasing shares directly through the Distributor, or investors purchasing Class I shares through brokers or financial intermediaries that have entered into selling agreements with the Distributor specifically with respect to Class I shares.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2023 and the year ended December 31, 2022, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

16

The Gabelli Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	9,433	$357,670	20,241	$863,312
Shares issued upon reinvestment of distributions	—	—	3,745	125,235
Shares redeemed	(82,136)	(3,195,086)	(185,535)	(7,230,378)
Net decrease	(72,703)	$(2,837,416)	(161,549)	$(6,241,831)
Class A
Shares sold	5,303	$210,358	17,178	$685,915
Shares issued upon reinvestment of distributions	—	—	146	4,880
Shares redeemed	(5,294)	(200,783)	(26,743)	(1,089,283)
Net increase/(decrease)	9	$9,575	(9,419)	$(398,488)
Class C
Shares issued upon reinvestment of distributions	—	—	58	$1,549
Shares redeemed	(4,483)	$(130,874)	(22,741)	(755,942)
Net decrease	(4,483)	$(130,874)	(22,683)	$(754,393)
Class I
Shares sold	67,790	$2,698,238	697,628	$29,056,920
Shares issued upon reinvestment of distributions	—	—	2,351	70,411
Shares redeemed	(377,904)	(15,076,483)	(1,058,519)	(41,413,489)
Net decrease	(310,114)	$(12,378,245)	(358,540)	$(12,286,158)

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

17

THE GABELLI GLOBAL GROWTH FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

Howard F. Ward, CFA, joined Gabelli Funds in 1995 and currently serves as GAMCO’s Chief Investment Officer of Growth Equities as well as a Gabelli Funds, LLC portfolio manager for several funds within the Fund Complex. Prior to joining Gabelli, Mr. Ward served as Managing Director and Lead Portfolio Manager for several Scudder mutual funds. He also was an Investment Officer in the Institutional Investment Department with Brown Brothers, Harriman & Co. Mr. Ward received his BA in Economics from Northwestern University.

GAMCO Global Series Funds, Inc. THE GABELLI GLOBAL GROWTH FUND One Corporate Center Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

John D. Gabelli

Former Senior Vice President,

G.research, LLC

Werner J. Roeder

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

John C. Ball

President & Treasurer

Peter Goldstein

Secretary & Vice President

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust

Company

TRANSFER AGENT, AND

DIVIDEND DISBURSING

AGENT

DST Asset Manager

Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Global Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB442Q223SR

The Gabelli Global Rising Income and Dividend Fund

Semiannual Report — June 30, 2023

To Our Shareholders,

For the six months ended June 30, 2023, the net asset value (NAV) total return per Class AAA Share of The Gabelli Global Rising Income and Dividend Fund was 7.8% compared with a total return of 15.4% for the Morgan Stanley Capital International (MSCI) World Index. Other classes of shares are available. See page 3 for performance information for all classes.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2023.

Investment Objective and Strategy (Unaudited)

The Fund’s investment objective is to provide investors with a high level of total return through a combination of current income and appreciation of capital.

The Fund’s investment strategy is to invest 80% of its net assets in dividend paying securities (such as common and preferred stock) or other income producing securities (such as fixed income securities and securities that are convertible into common stock). The Fund will primarily invest in common stocks of foreign and domestic issuers that the Fund’s portfolio manager believes are likely to pay dividends and income and have the potential for above average capital appreciation and dividend increases.

Performance Discussion (Unaudited)

The first half of 2023 saw broad stock market averages generally rise across the globe. Of the major global economies, the one with the best performing stock market in the first half was Japan, with the Nikkei 225 up about 25%. The worst performing major stock market was the United Kingdom, with the FTSE 100 up only about 1%. The MSCI AC World was up about 15% during the first half of the year.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Across the developed markets of the world, inflation persisted as a major concern, and most central bankers were still moving up short term interest rates to combat its effects. In the United States, the Federal Reserve is still not close to reaching its desired 2% inflation rate. However, inflation is slowly moving down. The balance sheet of the Federal Reserve increased dramatically during the financial crisis, and it has ballooned even further since the start of the Covid-19 pandemic. Thus, it needs to come down in the years ahead. As the process of quantitative tightening (QT) occurs, liquidity will be draining from the financial system, and this will be a headwind for future stock returns, especially for companies with poor free cash flow. Luckily, in (y)our portfolio, we focus on stocks that have strong free cash flow and good prospects for growing their dividends.

Selected holdings that contributed positively to performance for the six months ended June 30, 2023, were: Sony Group Corp. (7.0% of net assets as of June 30, 2023) which designs, develops, produces, and sells electronic equipment, instruments, and devices for the consumer, professional, and industrial markets; EnPro Industries, Inc. (2.8%) which designs, develops, manufactures, and markets proprietary, value added products and solutions to safeguard critical environments in the United States and internationally; and Mueller Industries, Inc. (1.4%) is a metal fabricating company and manufactures copper, brass, aluminum and plastic products.

Some of our weaker performing holdings during the period were: CNH Industrial NV, Borsa Italiana (3.3%) is an equipment and services company, engages in the design, production, marketing, sale, and financing of agricultural and construction equipment in North America, Europe, the Middle East, Africa, South America, and the Asia Pacific; Walgreens Boots Alliance, Inc. (0.6%) which operates as a pharmacy led health and beauty retail company; and The E.W. Scripps Co. (0.4%) together with its subsidiaries, operates as a media enterprise through a portfolio of local and national media brands.

Thank you for your investment in the Gabelli Global Rising Income and Dividend Fund.

We appreciate your confidence and trust.

The views expressed reflect the opinions of the Fund’s portfolio manager and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

2

Comparative Results

Average Annual Returns through June 30, 2023 (a) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Performance returns for periods of less than one year are not annualized.

	Six Months	1 Year	5 Year	10 Year	15 Year	Since Inception (2/3/94)
Class AAA (GAGCX)	7.76%	14.08%	4.68%	5.56%	4.01%	4.73%
MSCI World Index (b)	15.43	19.13	9.63	10.09	7.78	7.76
Class A (GAGAX)	7.78	14.09	4.69	5.53	4.03	4.75
With sales charge (c)	1.58	7.53	3.46	4.91	3.62	4.53
Class C (GACCX)	7.74	14.09	4.47	5.06	3.19	4.14
Class I (GAGIX)	7.76	14.11	4.91	5.86	4.31	4.89

(a)	Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on May 2, 2001, November 26, 2001, and January 11, 2008, respectively. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase.
(b)	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. Dividends are considered reinvested. You cannot invest directly in an index. MSCI World Index since inception performance is as of January 31, 1994.
(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

In the current prospectuses dated April 28, 2023, the gross expense ratios for Class AAA, A, and I Shares are 1.65%, 1.65%, and 1.40%, respectively, and the net expense ratios for all share classes after contractual reimbursements by Gabelli Funds, LLC, (the Adviser) is 0.90%. See page 11 for the expense ratios the six months ended June 30, 2023. The contractual reimbursements are in effect through April 30, 2024. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares is 5.75%.

Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end.

3

The Gabelli Global Rising Income and Dividend Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from January 1, 2023 through June 30, 2023	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/23	Ending Account Value 06/30/23	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Global Rising Income and Dividend Fund
Actual Fund Return
Class AAA	$1,000.00	$1,077.60	0.90%	$4.64
Class A	$1,000.00	$1,077.80	0.90%	$4.64
Class C	$1,000.00	$1,077.40	0.90%	$4.64
Class I	$1,000.00	$1,077.60	0.90%	$4.64
Hypothetical 5% Return
Class AAA	$1,000.00	$1,020.33	0.90%	$4.51
Class A	$1,000.00	$1,020.33	0.90%	$4.51
Class C	$1,000.00	$1,020.33	0.90%	$4.51
Class I	$1,000.00	$1,020.33	0.90%	$4.51

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

4

Summary of Portfolio Holdings (Unaudited)

The following table present portfolio holdings as a percent of net assets as of June 30, 2023:

The Gabelli Global Rising Income and Dividend Fund

Food and Beverage	17.4%
Financial Services	9.3%
U.S. Government Obligations	8.4%
Diversified Industrial	8.1%
Electronics	7.0%
Energy and Utilities	5.9%
Consumer Products	4.6%
Machinery	4.1%
Telecommunications	3.6%
Automotive	3.4%
Building and Construction	3.4%
Entertainment	3.2%
Wireless Telecommunications	2.7%
Health Care	2.5%
Equipment and Supplies	2.4%
Cable and Satellite	2.4%
Broadcasting	1.6%
Business Services	1.5%
Consumer Services	1.4%
Aerospace and Defense	1.2%
Automotive: Parts and Accessories	1.2%
Retail	1.2%
Hotels and Gaming	1.1%
Computer Software and Services	0.8%
Specialty Chemicals	0.8%
Publishing	0.4%
Other Assets and Liabilities (Net)	0.4%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

5

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments — June 30, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 91.2%
	Aerospace and Defense — 1.2%
8,000	Aerojet Rocketdyne Holdings Inc.†	$167,651	$438,960
1,600	L3Harris Technologies Inc.	126,334	313,232
		293,985	752,192
	Automotive — 3.4%
17,000	Daimler Truck Holding AG	458,676	612,163
42,000	Iveco Group NV†	256,850	378,192
42,000	Traton SE	790,317	898,276
1,000	Volkswagen AG	167,644	166,845
		1,673,487	2,055,476
	Automotive: Parts and Accessories — 1.2%
20,000	Dana Inc.	312,587	340,000
2,000	Genuine Parts Co.	179,604	338,460
1,400	Linamar Corp.	70,866	73,575
		563,057	752,035
	Broadcasting — 1.6%
1,500	Cogeco Inc.	76,506	63,261
22,500	Paramount Global, Cl. A	621,981	417,600
36,500	Sinclair Inc.	878,340	504,430
		1,576,827	985,291
	Building and Construction — 3.4%
500	Arcosa Inc.	16,993	37,885
500	Chofu Seisakusho Co. Ltd.	7,120	8,642
9,200	Herc Holdings Inc.	293,019	1,259,020
6,000	Johnson Controls International plc	211,053	408,840
2,000	Lennar Corp., Cl. B	91,921	225,960
300	Sika AG	82,192	85,705
		702,298	2,026,052
	Business Services — 1.5%
20,000	JCDecaux SE†	412,772	398,506
12,000	Matthews International Corp., Cl. A	362,151	511,440
		774,923	909,946
	Cable and Satellite — 2.4%
7,000	DISH Network Corp., Cl. A†	96,788	46,130
800	EchoStar Corp., Cl. A†	33,390	13,872
12,500	Liberty Global plc, Cl. A†	285,128	210,750
10,000	Liberty Global plc, Cl. C†	242,736	177,700
14,400	Liberty Latin America Ltd.,Cl. A†	170,461	126,000
595	Liberty Latin America Ltd.,Cl. C†	4,248	5,129
19,000	Rogers Communications Inc., Cl. B	667,343	867,160
		1,500,094	1,446,741
Shares		Cost	Market Value
	Computer Software and Services — 0.8%
28,000	Hewlett Packard Enterprise Co.	$379,309	$470,400

	Consumer Products — 4.6%
7,500	Energizer Holdings Inc.	279,750	251,850
20,000	Essity AB, Cl. A	527,632	531,276
2,000	L’Oreal SA	335,032	932,103
5,000	Salvatore Ferragamo SpA	85,551	82,277
12,000	Scandinavian Tobacco Group A/S	179,667	199,604
6,800	Spectrum Brands Holdings Inc.	410,912	530,740
6,200	Unicharm Corp.	125,119	229,490
		1,943,663	2,757,340
	Consumer Services — 1.4%
11,500	Ashtead Group plc	231,411	795,096
200	Boyd Group Services Inc.	14,695	38,158
		246,106	833,254
	Diversified Industrial — 8.1%
600	Aker ASA, Cl. A	34,010	34,015
11,571	Ampco-Pittsburgh Corp.†	50,157	36,796
9,000	Ardagh Group SA†	158,182	84,600
30,000	Bollore SE	166,099	186,923
12,300	Bouygues SA	491,042	412,853
1,200	Crane Co.	60,161	106,944
900	Crane NXT Co.	24,502	50,796
12,500	EnPro Industries Inc.	829,477	1,669,125
7,000	Hyster-Yale Materials Handling Inc.	261,232	390,880
12,000	Jardine Matheson Holdings Ltd.	675,266	607,800
15,000	Myers Industries Inc.	234,455	291,450
11,500	Nilfisk Holding A/S†	194,423	211,680
2,600	Park-Ohio Holdings Corp.	46,751	49,400
3,000	Sulzer AG	240,387	257,751
4,000	Svenska Cellulosa AB SCA,Cl. A	26,332	51,106
6,000	Textron Inc.	254,525	405,780
3,000	Trinity Industries Inc.	57,151	77,130
		3,804,152	4,925,029
	Electronics — 7.0%
23,200	Sony Group Corp.	643,446	2,084,535
24,000	Sony Group Corp., ADR	496,658	2,160,960
		1,140,104	4,245,495
	Energy and Utilities — 5.9%
4,000	BP plc, ADR	112,910	141,160
7,500	Cameco Corp.	86,032	234,975
600	Cheniere Energy Inc.	23,332	91,416
1,500	Dril-Quip Inc.†	38,789	34,905

See accompanying notes to financial statements.

6

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments (Continued) — June 30, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
12,500	Landis+Gyr Group AG	$759,653	$1,072,566
7,000	National Fuel Gas Co.	358,846	359,520
11,000	National Grid plc, ADR	698,299	740,630
17,000	Severn Trent plc	456,470	553,999
11,000	Shell plc	237,463	327,247
		2,771,794	3,556,418
	Entertainment — 3.2%
36,000	Corus Entertainment Inc., Cl. B	128,687	35,599
60,000	Grupo Televisa SAB, ADR	477,594	307,800
13,000	International Game Technology plc	153,742	414,570
115,000	ITV plc	219,606	99,752
40,000	Tencent Music Entertainment Group, ADR†	361,352	295,200
10,000	Universal Music Group NV	217,812	222,059
35,000	Vivendi SE	399,714	321,042
20,000	Warner Bros Discovery Inc.†	205,344	250,800
		2,163,851	1,946,822
	Equipment and Supplies — 2.4%
200	AMETEK Inc.	25,278	32,376
5,000	Ardagh Metal Packaging SA	18,965	18,800
4,500	Graco Inc.	100,232	388,575
40,000	Instalco AB	188,326	199,715
9,600	Mueller Industries Inc.	272,930	837,888
		605,731	1,477,354
	Financial Services — 9.3%
1,000	American Express Co.	80,155	174,200
2,000	American International Group Inc.	69,828	115,080
3,000	Bank of America Corp.	85,175	86,070
3	Berkshire Hathaway Inc., Cl. A†	358,105	1,553,430
7,500	Citigroup Inc.	411,411	345,300
3,200	Comerica Inc.	134,262	135,552
8,000	Deutsche Bank AG	59,019	84,240
5,500	EXOR NV	262,676	490,211
27,000	FinecoBank Banca Fineco SpA	182,261	362,829
100,000	GAM Holding AG†	198,930	60,332
1,600	Julius Baer Group Ltd.	75,332	100,714
17,000	Kinnevik AB, Cl. A†	515,033	263,543
4,400	Morgan Stanley	107,450	375,760
40,000	Resona Holdings Inc.	181,079	191,358
3,000	State Street Corp.	178,510	219,540
1,000	T. Rowe Price Group Inc.	71,771	112,020
Shares		Cost	Market Value
10,000	The Bank of New York Mellon Corp.	$315,339	$445,200
1,500	The PNC Financial Services Group Inc.	102,907	188,925
7,000	UBS Group AG	70,979	141,890
4,000	Wells Fargo & Co.	130,845	170,720
		3,591,067	5,616,914
	Food and Beverage — 17.4%
5,000	Campbell Soup Co.	196,358	228,550
7,200	Chr. Hansen Holding A/S	344,077	499,732
6,000	Danone SA	401,091	367,560
45,000	Davide Campari-Milano NV	147,821	623,130
6,000	Diageo plc, ADR	665,410	1,040,880
6,400	Fomento Economico Mexicano SAB de CV, ADR	514,524	709,376
2,000	Heineken NV	133,144	205,538
2,500	Kellogg Co.	127,291	168,500
4,000	Kerry Group plc, Cl. A	300,765	386,503
10,600	Kikkoman Corp.	345,380	601,789
10,000	Maple Leaf Foods Inc.	197,296	195,358
3,000	McCormick & Co. Inc.	133,799	259,800
3,000	McCormick & Co. Inc., Non-Voting	106,428	261,690
3,600	Molson Coors Beverage Co., Cl. B	190,719	237,024
14,000	Nestlé SA	1,013,818	1,683,034
3,500	Pernod Ricard SA	398,941	773,006
12,100	Remy Cointreau SA	892,126	1,940,257
5,400	The Kraft Heinz Co.	153,954	191,700
1,500	Yakult Honsha Co. Ltd.	88,237	94,650
300,000	Yashili International Holdings Ltd.†	85,349	45,942
		6,436,528	10,514,019
	Health Care — 2.5%
20,000	Achaogen Inc.†(a)	4,200	0
4,000	Bristol-Myers Squibb Co.	177,668	255,800
5,000	Cutera Inc.†	88,731	75,650
800	GSK plc, ADR	33,309	28,512
1,000	Haleon plc, ADR	7,071	8,380
700	ICU Medical Inc.†	39,966	124,733
4,666	Idorsia Ltd.†	57,775	33,625
1,600	Johnson & Johnson	182,234	264,832
4,000	Perrigo Co. plc	144,926	135,800
6,000	Pfizer Inc.	143,046	220,080
5,000	Roche Holding AG, ADR	93,345	191,000
18,000	Viatris Inc.	258,578	179,640
		1,230,849	1,518,052

See accompanying notes to financial statements.

7

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments (Continued) — June 30, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Hotels and Gaming — 1.1%
190,000	Mandarin Oriental International Ltd.†	$306,553	$313,500
200,000	The Hongkong & Shanghai Hotels Ltd.†	290,849	176,110
1,400	Wynn Resorts Ltd.	123,145	147,854
		720,547	637,464
	Machinery — 4.1%
90,000	CNH Industrial NV, Borsa Italiana	746,753	1,296,837
50,000	CNH Industrial NV, New York	386,314	720,000
2,666	NKT A/S†	52,701	161,675
2,000	Tennant Co.	156,926	162,220
15,024	Twin Disc Inc.†	215,938	169,170
		1,558,632	2,509,902
	Publishing — 0.4%
26,000	The E.W. Scripps Co., Cl. A†	385,292	237,900

	Retail — 1.2%
4,000	Nathan’s Famous Inc.	232,477	314,160
13,500	Walgreens Boots Alliance Inc.	557,346	384,615
1,700	Zalando SE†	66,063	48,899
		855,886	747,674
	Specialty Chemicals — 0.8%
700	Ashland Inc.	35,829	60,837
1,000	Darling Ingredients Inc.†	56,504	63,790
3,700	International Flavors &Fragrances Inc.	373,330	294,483
1,500	Livent Corp.†	29,231	41,145
200	The Chemours Co.	1,719	7,378
		496,613	467,633
	Telecommunications — 3.6%
800	Cogeco Communications Inc.	47,548	42,689
11,000	Deutsche Telekom AG	200,258	239,776
20,000	Deutsche Telekom AG, ADR	364,253	437,000
280,000	HKBN Ltd.	200,879	150,791
75,000	Koninklijke KPN NV	221,421	267,535
4,000	Orange Belgium SA†	91,879	60,409
60,000	Pharol SGPS SA†	30,852	2,593
1,000	Prosus NV	53,202	73,230
10,000	Proximus SA	133,417	74,463
130,000	Sistema PJSC FC, GDR†(a)	659,906	65,000
120,000	Telefonica Deutschland Holding AG	421,828	337,443
15,000	VEON Ltd., ADR†	334,198	306,600
Shares		Cost	Market Value
3,000	Verizon Communications Inc.	$144,345	$111,570
		2,903,986	2,169,099
	Wireless Telecommunications — 2.7%
22,000	Millicom International Cellular SA, SDR†	417,012	336,262
6,200	T-Mobile US Inc.†	514,538	861,180
46,500	Vodafone Group plc, ADR	836,417	439,425
		1,767,967	1,636,867
	TOTAL COMMON STOCKS	40,086,748	55,195,369

	WARRANTS — 0.0%
	Diversified Industrial — 0.0%
8,000	Ampco-Pittsburgh Corp., expire 08/01/25†	5,466	3,920

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 8.4%
$5,170,000	U.S. Treasury Bills, 5.024% to 5.313%††, 08/31/23 to 11/02/23	5,088,261	5,085,079

	TOTAL INVESTMENTS — 99.6%	$45,180,475	60,284,368

	Other Assets and Liabilities (Net) — 0.4%		214,251

	NET ASSETS — 100.0%		$60,498,619

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Market Value	Market Value
United States	43.2%	$26,063,396
Europe	41.0	24,692,255
Japan	8.9	5,371,424
Asia/Pacific	2.6	1,589,343
Canada	2.6	1,550,774
Latin America	1.7	1,017,176
	100.0%	$60,284,368

See accompanying notes to financial statements.

8

The Gabelli Global Rising Income and Dividend Fund

Statement of Assets and Liabilities

June 30, 2023 (Unaudited)

Assets:
Investments, at value (cost $45,180,475)	$60,284,368
Cash	161,271
Receivable from Adviser	38,979
Dividends receivable	174,167
Prepaid expenses	17,993
Total Assets	60,676,778
Liabilities:
Foreign currency overdraft, at value (cost $1,868)	1,864
Payable for Fund shares redeemed	45,712
Payable for investment advisory fees	50,517
Payable for accounting fees	7,500
Payable for distribution fees	1,332
Payable for shareholder communications	23,131
Payable for legal and audit fees	19,987
Payable for custodian fees	18,188
Other accrued expenses	9,928
Total Liabilities	178,159
Net Assets
(applicable to 1,984,502 shares outstanding)	$60,498,619
Net Assets Consist of:
Paid-in capital	$44,585,598
Total distributable earnings	15,913,021
Net Assets	$60,498,619

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($4,123,206 ÷ 135,581 shares outstanding; 75,000,000 shares authorized)	$30.41
Class A:
Net Asset Value and redemption price per share ($823,874 ÷ 27,034 shares outstanding; 50,000,000 shares authorized)	$30.48
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$32.34
Class C:
Net Asset Value and redemption price per share ($396,475 ÷ 15,653 shares outstanding; 25,000,000 shares authorized)	$25.33
Class I:
Net Asset Value, offering, and redemption price per share ($55,155,064 ÷ 1,806,234 shares outstanding; 25,000,000 shares authorized)	$30.54

Statement of Operations

For the Six Months Ended June 30, 2023 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $41,990)	$758,662
Interest	247,088
Total Investment Income	1,005,750
Expenses:
Investment advisory fees	324,856
Distribution fees - Class AAA	5,097
Distribution fees - Class A	1,067
Distribution fees - Class C	2,110
Legal and audit fees	32,492
Shareholder communications expenses	25,382
Accounting fees	22,500
Custodian fees	20,071
Registration expenses	18,237
Shareholder services fees	10,818
Directors’ fees	6,366
Interest expense	298
Miscellaneous expenses	11,204
Total Expenses	480,498
Less:
Expense reimbursements (See Note 3)	(186,915)
Expenses paid indirectly by broker (See Note 6)	(915)
Total Reimbursements and Credits	(187,830)
Net Expenses	292,668
Net Investment Income	713,082

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	800,819
Net realized loss on foreign currency transactions	(696)
Net realized gain on investments and foreign currency transactions	800,123
Net change in unrealized appreciation/depreciation:
on investments	2,132,935
on foreign currency translations	1,546
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	2,134,481
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	2,934,604
Net Increase in Net Assets Resulting from Operations	$3,647,686

See accompanying notes to financial statements.

9

The Gabelli Global Rising Income and Dividend Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Operations:
Net investment income	$713,082	$556,987
Net realized gain on investments and foreign currency transactions	800,123	1,293,818
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	2,134,481	(12,481,364)
Net Increase/(Decrease) in Net Assets Resulting from Operations	3,647,686	(10,630,559)

Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(139,081)
Class A	—	(28,624)
Class C	—	(15,453)
Class I	—	(1,675,611)
	—	(1,858,769)
Return of capital
Class AAA	—	(1,251)
Class A	—	(258)
Class C	—	(132)
Class I	—	(15,084)
	—	(16,725)
Total Distributions to Shareholders	—	(1,875,494)

Capital Share Transactions:
Class AAA	(137,110)	(53,774)
Class A	(54,795)	(149,606)
Class C	(52,289)	(122,423)
Class I	4,572,948	(4,140,243)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	4,328,754	(4,466,046)

Net Increase/(Decrease) in Net Assets	7,976,440	(16,972,099)

Net Assets:
Beginning of year	52,522,179	69,494,278
End of period	$60,498,619	$52,522,179

See accompanying notes to financial statements.

10

The Gabelli Global Rising Income and Dividend Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(c)(d)		Portfolio Turnover Rate
Class AAA
2023(e)	$28.22	$0.31		$1.88	$2.19	$—	$—	$—	$—	$—	$30.41	7.76%	$4,123	2.09	%(f)	1.70	%(f)	0.90	%(f)(g)	5%
2022	34.68	0.30		(5.73)	(5.43)	(0.26)	(0.76)	(0.01)	(1.03)	—	28.22	(15.63)	3,954	1.01		1.65		0.90	(g)	11
2021	29.04	0.39	(h)	5.79	6.18	(0.17)	(0.37)	—	(0.54)	0.00	34.68	21.32	4,914	1.21	(h)	1.62		0.90	(g)	10
2020	26.18	0.19		2.87	3.06	(0.20)	—	—	(0.20)	0.00	29.04	11.68	5,157	0.79		1.72		0.90	(g)	8
2019	23.00	0.08	(h)	3.22	3.30	(0.08)	(0.04)	—	(0.12)	0.00	26.18	14.38	6,194	0.34	(h)	1.70		1.65	(g)	5
2018	27.20	0.16		(3.98)	(3.82)	(0.20)	(0.18)	—	(0.38)	—	23.00	(14.02)	4,929	0.60		1.67		1.67		20
Class A
2023(e)	$28.28	$0.31		$1.89	$2.20	$—	$—	$—	$—	$—	$30.48	7.78%	$824	2.10	%(f)	1.70	%(f)	0.90	%(f)(g)	5%
2022	34.75	0.29		(5.73)	(5.44)	(0.26)	(0.76)	(0.01)	(1.03)	—	28.28	(15.62)	815	0.97		1.65		0.90	(g)	11
2021	29.10	0.39	(h)	5.80	6.19	(0.17)	(0.37)	—	(0.54)	0.00	34.75	21.31	1,169	1.19	(h)	1.62		0.90	(g)	10
2020	26.23	0.18		2.89	3.07	(0.20)	—	—	(0.20)	0.00	29.10	11.69	840	0.76		1.72		0.90	(g)	8
2019	23.04	0.09	(h)	3.21	3.30	(0.07)	(0.04)	—	(0.11)	0.00	26.23	14.35	1,441	0.35	(h)	1.70		1.66	(g)	5
2018	27.26	0.16		(3.99)	(3.83)	(0.21)	(0.18)	—	(0.39)	—	23.04	(14.01)	1,465	0.61		1.67		1.67		20
Class C
2023(e)	$23.51	$0.25		$1.57	$1.82	$—	$—	$—	$—	$—	$25.33	7.74%	$397	2.06	%(f)	2.45	%(f)	0.90	%(f)(g)	5%
2022	28.93	0.25		(4.77)	(4.52)	(0.26)	(0.63)	(0.01)	(0.90)	—	23.51	(15.59)	417	1.00		2.40		0.90	(g)	11
2021	24.30	0.34	(h)	4.83	5.17	(0.17)	(0.37)	—	(0.54)	0.00	28.93	21.32	654	1.23	(h)	2.38		0.90	(g)	10
2020	21.94	0.15		2.41	2.56	(0.20)	—	—	(0.20)	0.00	24.30	11.65	968	0.74		2.47		0.90	(g)	8
2019	19.35	(0.09	)(h)	2.72	2.63	—	(0.04)	—	(0.04)	0.00	21.94	13.61	1,836	(0.43	)(h)	2.45		2.37	(g)	5
2018	22.93	(0.02)		(3.35)	(3.37)	(0.03)	(0.18)	—	(0.21)	—	19.35	(14.65)	2,245	(0.09)		2.42		2.42		20
Class I
2023(e)	$28.34	$0.33		$1.87	$2.20	$—	$—	$—	$—	$—	$30.54	7.76%	$55,155	2.20	%(f)	1.45	%(f)	0.90	%(f)(g)	5%
2022	34.82	0.30		(5.75)	(5.45)	(0.26)	(0.76)	(0.01)	(1.03)	—	28.34	(15.61)	47,336	0.99		1.40		0.90	(g)	11
2021	29.15	0.39	(h)	5.82	6.21	(0.17)	(0.37)	—	(0.54)	0.00	34.82	21.34	62,757	1.20	(h)	1.37		0.90	(g)	10
2020	26.28	0.19		2.88	3.07	(0.20)	—	—	(0.20)	0.00	29.15	11.67	48,234	0.79		1.47		0.90	(g)	8
2019	23.08	0.25	(h)	3.24	3.49	(0.25)	(0.04)	—	(0.29)	0.00	26.28	15.11	44,180	1.01	(h)	1.45		0.99	(g)	5
2018	27.35	0.35		(4.04)	(3.69)	(0.40)	(0.18)	—	(0.58)	—	23.08	(13.44)	38,934	1.32		1.42		1.00	(g)	20

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all period/years presented, there was no impact on the expense ratios.
(d)	The Fund incurred interest expense, the effect of which was minimal.
(e)	For the six months ended June 30, 2023, unaudited.
(f)	Annualized.
(g)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $186,915, $295,664, $311,048, $295,855, and $196,584 for the six months ended June 30, 2023 and the years ended December 31, 2022, 2021, 2020, and 2019 and certain Class I expenses to the Fund of $211,071 for the year ended December 31, 2018, respectively.
(h)	Includes income resulting from special dividends. Without these dividends, the per share income/(loss) amounts would have been $0.19 and $0.03 (Class AAA), $0.19 and $0.04 (Class A), $0.17 and $(0.13) (Class C), and $0.19 and $0.20 (Class I), and the net investment income/(loss) ratios would have been 0.59% and 0.14% (Class AAA), 0.57% and 0.14% (Class A), 0.61% and (0.64%) (Class C), 0.58% and 0.80% (Class I), for the years ended December 31, 2021 and 2019, respectively.

See accompanying notes to financial statements.

11

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Global Rising Income and Dividend Fund, a series of the GAMCO Global Series Funds, Inc. (the Corporation), was incorporated on July 16, 1993 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is one of five separately managed portfolios (collectively, the Portfolios) of the Corporation. The Fund’s primary objective is to seek to provide investors a high level of total return through a combination of income and capital appreciation. The Fund commenced investment operations on February 3, 1994.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions, and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges

12

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered. Such securities are classified as Level 2 in the fair value hierarchy presented below.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2023 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (a)	Total Market Value at 06/30/23
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Diversified Industrial	$4,840,429	$84,600	—	$4,925,029
Food and Beverage	10,468,077	45,942	—	10,514,019
Health Care	1,518,052	—	$0	1,518,052
Telecommunications	2,104,099	—	65,000	2,169,099
Other Industries (b)	36,069,170	—	—	36,069,170
Total Common Stocks	54,999,827	130,542	65,000	55,195,369
Warrants (b)	3,920	—	—	3,920
U.S. Government Obligations	—	5,085,079	—	5,085,079
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$55,003,747	$5,215,621	$65,000	$60,284,368

(a)	The inputs for these securities are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board.
(b)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have any material transfers into or out of Level 3 during the six months ended June 30, 2023.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income

13

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At June 30, 2023, there were no short sales outstanding.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information

14

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of June 30, 2023, if any, refer to the Schedule of Investments.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

15

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid during the year ended December 31, 2022 as follows:

Distributions paid from:
Ordinary income	$482,353
Net long term capital gains	1,376,416
Return of capital	16,725
Total distributions paid	$1,875,494

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2023:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$45,810,312	$19,398,871	$(4,924,815)	$14,474,056

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2023, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2023, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least April 30, 2024, at no more than an annual rate of 0.90% for all classes of shares. During the six months ended June 30, 2023, the Adviser reimbursed expenses in the amount of $186,915. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 0.90% of the value of the Fund’s average daily net assets for each share class of the Fund. The agreement is

16

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

renewable annually. At June 30, 2023, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $793,627:

For the year ended December 31, 2021, expiring December 31, 2023	$311,048
For the year ended December 31, 2022, expiring December 31, 2024	295,664
For the six months ended June 30, 2023, expiring December 31, 2025	186,915
$793,627

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2023, other than short term securities and U.S. Government obligations, aggregated $4,391,476 and $2,910,428, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2023, the Fund paid brokerage commissions on security trades of $609 to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $11 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $915.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2023, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on February 28, 2024 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended June 30, 2023, there were no borrowings under the line of credit.

8. Capital Stock. The Fund currently offers three classes of shares – Class AAA Shares, Class A Shares, and Class I Shares. Effective January 27, 2020, the Fund’s Class AAA, Class A and Class C Shares “closed to purchases from new investors”. “Closed to purchases from new investors” means (i) with respect to the Class AAA and Class A shares, no new investors may purchase shares of such classes, but existing shareholders may

17

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

continue to purchase additional shares of such classes after the Effective Date, and (ii) with respect to Class C Shares, neither new investors nor existing shareholders may purchase any additional shares of such class after the Effective Date. These changes had no effect on existing shareholders’ ability to redeem shares of the Fund as described in the Fund’s Prospectus. Additionally, on the Effective Date Class I shares of the Fund became available to investors with a minimum initial investment amount of $1,000 when purchasing shares directly through the Distributor, or investors purchasing Class I shares through brokers or financial intermediaries that have entered into selling agreements with the Distributor specifically with respect to Class I shares.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2023 and the year ended December 31, 2022, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	256	$7,699	735	$22,539
Shares issued upon reinvestment of distributions	—	—	4,798	134,227
Shares redeemed	(4,768)	(144,809)	(7,142)	(210,540)
Net decrease	(4,512)	$(137,110)	(1,609)	$(53,774)
Class A
Shares sold	1,101	$33,422	2,580	$76,197
Shares issued upon reinvestment of distributions	—	—	1,002	28,094
Shares redeemed	(2,904)	(88,217)	(8,404)	(253,897)
Net decrease	(1,803)	$(54,795)	(4,822)	$(149,606)
Class C
Shares issued upon reinvestment of distributions	—	—	666	$15,517
Shares redeemed	(2,072)	$(52,289)	(5,544)	(137,940)
Net decrease	(2,072)	$(52,289)	(4,878)	$(122,423)
Class I
Shares sold	487,987	$15,028,133	96,585	$3,181,012
Shares issued upon reinvestment of distributions	—	—	38,351	1,077,284
Shares redeemed	(352,267)	(10,455,185)	(266,893)	(8,398,539)
Net increase/(decrease)	135,720	$4,572,948	(131,957)	$(4,140,243)

9. Significant Shareholder. As of June 30, 2023, approximately 80.9% of the Fund was beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or

18

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

19

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

THE GABELLI GLOBAL RISING INCOME AND DIVIDEND FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management, Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

GAMCO Global Series Funds, Inc. THE GABELLI GLOBAL RISING INCOME AND DIVIDEND FUND One Corporate Center Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

Attorney,

Anthony J. Colavita, P.C.

John D. Gabelli

Former Senior Vice President,

G.research, LLC

Werner J. Roeder

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

John C. Ball

President & Treasurer

Peter Goldstein

Secretary & Vice President

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust

Company

TRANSFER AGENT, AND

DIVIDEND DISBURSING

AGENT

DST Asset Manager

Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Global Rising Income and Dividend Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB441Q223SR

The Gabelli International Small Cap Fund

Semiannual Report — June 30, 2023

(Y)our Portfolio Management Team

Caesar M. P. Bryan Portfolio Manager	Gustavo Pifano Portfolio Manager	Ashish Sinha Portfolio Manager

To Our Shareholders,

For the six months ended June 30, 2023, the net asset value (NAV) total return per Class AAA Share of The Gabelli International Small Cap Fund was 6.6% compared with a total return of 5.5% for the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Small Cap Index. Other classes of shares are available. See page 3 for performance information for all classes.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2023.

Investment Objective and Strategy (Unaudited)

The Fund’s objective is to provide investors with appreciation of capital. Current income is a secondary objective of the Fund.

The Fund’s investment strategy is to invest primarily in a portfolio of common stocks of non-U.S. companies. Under normal market conditions, the Fund will invest at least 80% of its net assets in the stocks of “small cap companies.” Gabelli Funds, LLC, the Adviser, currently characterizes small capitalization companies as those with total common stock market values of $3 billion or less at the time of investment.

The Fund may invest in non-U.S. markets throughout the world, including emerging markets. Ordinarily, the Fund will invest in the securities of at least five countries outside the U.S.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

In selecting investments, the Adviser seeks issuers with a dominant market share or niche franchise in growing and/or consolidating industries. The Adviser considers for purchase the stocks of small capitalization companies with experienced management, strong balance sheets, and rising free cash flow and earnings. The Adviser’s goal is to invest long term in the stocks of companies trading at reasonable market valuations relative to perceived economic worth.

Performance Discussion (Unaudited)

Global equity markets posted solid gains during the first quarter of 2023. Developed international markets gained 7.3% adding to a strong fourth quarter further recovering from a poor 2022. Investors reacted positively to lower long term interest rates and the reopening of the Chinese economy. Sentiment was further buoyed by lower energy prices. For example, the price of Brent crude oil declined by $6 per barrel to end the quarter at about $80 per barrel. This is particularly important for Japan and the major European economies that are large oil importers. Lower energy prices and sluggish economic growth raised investor confidence that inflation has peaked and is headed lower. Investor belief that central banks will be less aggressive was reflected in sharply lower long term interest rates. This is illustrated by the German ten year government bond which ended March at 2.3% down by 28 basis points for the quarter.

For the second quarter, equity returns were dominated by the powerful performance of a limited number of very large capitalization U.S. based technology companies. To illustrate this point, while the MSCI EAFE index of overseas developed markets appreciated by 1.9% the NASDAQ 100 index, which includes the few strong performing large technology companies, rose by 15.2% and by 38.8% for the year to date.

The Fund remains heavily exposed to consumer staples, healthcare and materials sectors and invested in companies which we believe will not be too adversely affected by continued sluggish global economic growth and have a solid balance sheet.

Selected holdings that contributed positively to performance during the six months period ended June 30, 2023 were: Gerresheimer AG (3.0% of net assets as of June 30, 2023) together with its subsidiaries, manufactures and sells medicine packaging, drug delivery devices, and solutions worldwide; PSI Software AG (3.2%) which develops and sells software systems and products for the energy supply, production, infrastructure, software technology, internet applications, and business consultancy sectors worldwide; and Interparfums SA (3.5%) which designs, manufactures, and distributes perfumes through license agreements with ready-to-wear, jewelry, or accessories houses in France and internationally.

Some of our weaker performing holdings during the period were: Austevoll Seafood ASA (1.5%) is a seafood company, which engages in the salmon and trout, white fish, and pelagic businesses in Norway, the European Union, the United Kingdom, Eastern Europe, Africa, North America, Asia, South America, and internationally; Milbon Co. Ltd. (1.3%) which manufactures and sells hair products for salons in Japan; and JINS Holdings Inc. (0.7%) through its subsidiaries, engages in the planning, manufacturing, sales, and import/export of eyewear and fashion accessories in Japan.

Thank you for your investment in The Gabelli International Small Cap Fund.

We appreciate your confidence and trust.

The views expressed reflect the opinions of the Fund’s portfolio managers and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

2

Comparative Results

Average Annual Returns through June 30, 2023 (a) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Performance returns for periods of less than one year are not annualized.

	Six Months	1 Year	5 Year	10 Year	15 Year	Since Inception (5/11/98)
Class AAA (GABOX)	6.59%	12.47%	0.42%	3.74%	3.48%	5.44%
MSCI EAFE Small Cap Index	5.53	10.18	1.31	6.19	4.94	7.05	(b)
MSCI AC World Ex-U.S. Index	9.80	13.24	3.97	5.19	3.28	4.87
Lipper Global Large-Cap Growth Fund Classification	19.19	20.35	8.62	9.86	7.96	7.02
Class A (GOCAX)	6.61	12.40	0.13	3.50	3.32	5.35
With sales charge (c)	0.48	5.94	(1.05)	2.89	2.91	5.10
Class C (GGLCX)	6.60	12.40	(0.08)	3.05	2.76	4.94
Class I (GLOIX)	6.59	12.40	0.41	4.00	3.75	5.61

(a)	Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on March 12, 2000, November 23, 2001, and January 11, 2008, respectively. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase.
(b)	The MSCI EAFE Small Cap Index captures small cap representation across Developed Markets countries around the world, excluding U.S. and Canada. The MSCI World Ex-U.S. Index captures large and mid cap representation across Developed Markets countries excluding the United States. The Lipper Global Large-Cap Growth Fund Classification reflects the average performance of mutual funds classified in those particular categories. Dividends are considered reinvested. You cannot invest directly in an index. MSCI EAFE Small Cap Index performance as of inception of Index December 31, 1998.
(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

In the current prospectuses dated April 28, 2023, the gross expense ratios for Class AAA, A, and I Shares are 3.64%, 3.64%, and 3.39%, respectively, and the net expense ratios for all share classes after contractual reimbursements by Gabelli Funds, LLC, (the Adviser) is 0.92%. See page 10 for the expense ratios for the six months ended June 30, 2023. The contractual reimbursements are in effect through April 30, 2024. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Sharesis 5.75%.

Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end.

3

The Gabelli International Small Cap Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from January 1, 2023 through June 30, 2023	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/23	Ending Account Value 06/30/23	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli International Small Cap Fund
Actual Fund Return
Class AAA	$1,000.00	$1,065.90	0.93%	$4.76
Class A	$1,000.00	$1,066.10	0.93%	$4.76
Class C	$1,000.00	$1,066.00	0.93%	$4.76
Class I	$1,000.00	$1,065.90	0.93%	$4.76
Hypothetical 5% Return
Class AAA	$1,000.00	$1,020.18	0.93%	$4.66
Class A	$1,000.00	$1,020.18	0.93%	$4.66
Class C	$1,000.00	$1,020.18	0.93%	$4.66
Class I	$1,000.00	$1,020.18	0.93%	$4.66

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

4

Summary of Portfolio Holdings (Unaudited)

The following tables present portfolio holdings as a percent of net assets as of June 30, 2023:

The Gabelli International Small Cap Fund

Consumer Staples	18.9%
Health Care	16.8%
Materials	16.4%
Consumer Discretionary	12.2%
Industrials	12.1%
Information Technology	11.6%
Financials	4.7%
U.S. Government Obligations	4.5%
Communication Services	3.4%
Other Assets and Liabilities (Net)	(0.6)%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

5

The Gabelli International Small Cap Fund

Schedule of Investments — June 30, 2023 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 94.8%
	CONSUMER STAPLES — 18.9%
15,000	Austevoll Seafood ASA	$129,584	$103,609
4,500	Fevertree Drinks plc	126,413	69,593
11,000	Glanbia plc	118,284	164,654
45,000	Hotel Chocolat Group plc†	156,266	68,008
3,300	Interparfums SA	106,001	235,332
1,600	Laurent-Perrier	144,622	225,224
2,500	Milbon Co. Ltd.	101,252	85,576
32,000	PZ Cussons plc	121,541	65,872
4,000	Sakata Seed Corp.	118,342	115,913
2,000	Viscofan SA	121,711	138,239
		1,244,016	1,272,020
	MATERIALS — 16.4%
4,000	Alamos Gold Inc., Cl. A	27,681	47,680
13,850	Alamos Gold Inc., Toronto, Cl. A	102,362	164,977
8,000	Eldorado Gold Corp.†	86,947	80,800
9,544	Endeavour Mining plc	133,761	228,739
5,000	Labrador Iron Ore Royalty Corp.	90,519	117,305
4,000	MAG Silver Corp.†	51,468	44,537
9,000	Osisko Gold Royalties Ltd.	108,792	138,320
75,000	Perseus Mining Ltd.	76,499	83,316
15,000	Treatt plc	96,439	119,062
80,000	Westgold Resources Ltd.†	132,212	77,639
		906,680	1,102,375
	HEALTH CARE — 15.5%
12,212	AddLife AB, Cl. B	59,108	137,881
1,300	Bachem Holding AG	36,865	113,510
1,800	Gerresheimer AG	177,000	202,634
5,000	Mani Inc.	63,231	59,231
230	Siegfried Holding AG	76,087	190,190
5,000	Takara Bio Inc.	144,019	57,427
230	Tecan Group AG	122,569	88,383
15,000	Tristel plc	71,265	67,628
1,300	Vetoquinol SA	81,468	129,656
		831,612	1,046,540
	CONSUMER DISCRETIONARY — 12.2%
10,000	Beneteau SA	168,177	169,141
9,820	Entain plc	81,636	158,787
18,000	Genius Sports Ltd.†	206,655	111,420
2,200	JINS Holdings Inc.	125,148	45,579
75,000	Mandarin Oriental International Ltd.†	149,583	123,946
6,000	Raccoon Holdings Inc.	131,510	28,519
2,300	Tokyotokeiba Co. Ltd.	67,830	62,825
10,000	Zojirushi Corp.	93,734	123,442
		1,024,273	823,659
			Market
Shares		Cost	Value
	INDUSTRIALS — 12.1%
15,000	Aida Engineering Ltd.	$152,919	$98,246
8,000	AZ-COM MARUWA Holdings Inc.	122,710	107,729
50,000	Chemring Group plc	137,397	179,705
2,000	Clarkson plc	78,000	75,184
4,000	Iveco Group NV†	42,339	36,072
8,000	JGC Holdings Corp.	101,054	104,020
4,000	Loomis AB	148,615	116,810
20,000	QleanAir AB†	115,538	44,690
23,000	Teraoka Seisakusho Co. Ltd.	139,576	53,469
		1,038,148	815,925
	INFORMATION TECHNOLOGY — 11.6%
20,000	F-Secure Oyj	55,699	51,043
7,500	GMO internet group Inc.	198,867	144,053
20,000	NCC Group plc	57,230	24,562
3,000	Nynomic AG†	78,031	114,156
6,000	Optex Group Co. Ltd.	98,632	84,642
100,000	Oxford Metrics plc	116,940	148,590
6,000	PSI Software AG	157,350	215,357
		762,749	782,403
	FINANCIALS — 4.7%
17,000	Polar Capital Holdings plc	129,675	111,404
20,000	Tamburi Investment Partners SpA	139,176	201,623
		268,851	313,027
	COMMUNICATION SERVICES — 3.4%
7,000	Manchester United plc, Cl. A	125,588	170,660
2,000	Xilam Animation SA†	100,467	57,615
		226,055	228,275
	TOTAL COMMON STOCKS	6,302,384	6,384,224

	PREFERRED STOCKS — 1.3%
	HEALTH CARE — 1.3%
1,800	Draegerwerk AG & Co. KGaA, 0.190%	156,593	85,561

See accompanying notes to financial statements.

6

The Gabelli International Small Cap Fund

Schedule of Investments (Continued) — June 30, 2023 (Unaudited)

Principal			Market
Amount		Cost	Value
	U.S. GOVERNMENT OBLIGATIONS — 4.5%
$305,000	U.S. Treasury Bills, 5.214% to 5.253%††, 09/21/23 to 09/28/23	$301,286	$301,376

	TOTAL INVESTMENTS — 100.6%	$6,760,263	6,771,161

	Other Assets and Liabilities (Net) — (0.6)%		(40,149)

	NET ASSETS — 100.0%		$6,731,012

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
Geographic Diversification	% of Market Value	Market Value
Europe	65.3%	$4,420,596
Japan	17.3	1,170,670
Canada	8.8	593,619
United States	4.4	301,376
Asia/Pacific	4.2	284,900
	100.0%	$6,771,161

See accompanying notes to financial statements.

7

The Gabelli International Small Cap Fund

Statement of Assets and Liabilities

June 30, 2023 (Unaudited)

Assets:
Investments, at value (cost $6,760,263)	$6,771,161
Cash	1,489
Foreign currency, at value (cost $1,780)	1,784
Receivable for Fund shares sold	519
Receivable from Adviser	20,023
Dividends receivable	14,051
Prepaid expenses	16,987
Total Assets	6,826,014
Liabilities:
Payable for investment advisory fees	5,564
Payable for distribution fees	897
Payable for custodian fees	20,092
Payable for shareholder communications	19,424
Payable for legal and audit fees	19,037
Other accrued expenses	29,988
Total Liabilities	95,002
Net Assets
(applicable to 535,802 shares outstanding)	$6,731,012
Net Assets Consist of:
Paid-in capital	$7,000,160
Total accumulated loss	(269,148)
Net Assets	$6,731,012

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($4,258,117 ÷ 342,130 shares outstanding; 75,000,000 shares authorized)	$12.45
Class A:
Net Asset Value and redemption price per share ($52,247 ÷ 4,208 shares outstanding; 50,000,000 shares authorized)	$12.42
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$13.18
Class C:
Net Asset Value and redemption price per share ($7,633 ÷ 684.79 shares outstanding; 25,000,000 shares authorized)	$11.15
Class I:
Net Asset Value, offering, and redemption price per share ($2,413,015 ÷ 188,779 shares outstanding; 25,000,000 shares authorized)	$12.78

Statement of Operations

For the Six Months Ended June 30, 2023 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $8,281)	$65,879
Interest	4,264
Total Investment Income	70,143
Expenses:
Investment advisory fees	33,700
Distribution fees - Class AAA	5,367
Distribution fees - Class A	64
Distribution fees - Class C	38
Legal and audit fees	31,703
Shareholder communications expenses	18,989
Registration expenses	17,470
Custodian fees	14,545
Shareholder services fees	11,003
Interest expense	1,173
Directors’ fees	813
Miscellaneous expenses	30,630
Total Expenses	165,495
Less:
Expense reimbursements (See Note 3)	(133,370)
Expenses paid indirectly by broker (See Note 6)	(622)
Total Reimbursements and Credits	(133,992)
Net Expenses	31,503
Net Investment Income	38,640

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized loss on investments	(50,034)
Net realized loss on foreign currency transactions	(614)
Net realized loss on investments and foreign currency transactions	(50,648)
Net change in unrealized appreciation/depreciation:
on investments	461,002
on foreign currency translations	(205)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	460,797
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	410,149
Net Increase in Net Assets Resulting from Operations	$448,789

See accompanying notes to financial statements.

8

The Gabelli International Small Cap Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Operations:
Net investment income	$38,640	$117,675
Net realized loss on investments, forward foreign exchange contracts, and foreign currency transactions	(50,648)	(184,400)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	460,797	(2,651,897)
Net Increase/(Decrease) in Net Assets Resulting from Operations	448,789	(2,718,622)

Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(18,913)
Class A	—	(219)
Class C	—	(36)
Class I	—	(11,275)
Total Distributions to Shareholders	—	(30,443)

Capital Share Transactions:
Class AAA	(239,132)	(383,911)
Class A	—	(31,433)
Class C	(15)	(5,306)
Class I	(342,768)	(653,586)
Net Decrease in Net Assets from Capital Share Transactions	(581,915)	(1,074,236)

Redemption Fees	97	5

Net Decrease in Net Assets	(133,029)	(3,823,296)

Net Assets:
Beginning of year	6,864,041	10,687,337
End of period	$6,731,012	$6,864,041

See accompanying notes to financial statements.

9

The Gabelli International Small Cap Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions								Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments		Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(c)(d)		Portfolio Turnover Rate
Class AAA
2023(e)	$11.68	$0.07		$0.70	$0.77	$—	$—		$—	$—	$0.00	$12.45	6.59%	$4,258	1.16	%(f)	5.00	%(f)	0.93	%(f)(g)	3%
2022	15.75	0.18	(h)	(4.20)	(4.02)	(0.05)	—		—	(0.05)	0.00	11.68	(25.50)	4,216	1.48	(h)	3.64		0.92	(g)(i)	5
2021	15.44	0.13	(h)	0.51	0.64	(0.33)	(0.00	)(b)	—	(0.33)	0.00	15.75	4.16	6,191	0.79	(h)	2.89		0.92	(i)	15
2020	13.06	0.06		2.44	2.50	(0.12)	—		—	(0.12)	0.00	15.44	19.16	6,617	0.51		3.65		0.91		22
2019	11.09	0.19	(h)	2.68	2.87	(0.22)	(0.68)		—	(0.90)	0.00	13.06	25.94	6,366	1.50	(h)	3.41		1.00		9
2018	18.55	0.19		(4.13)	(3.94)	(0.19)	(3.32)		(0.01)	(3.52)	0.00	11.09	(20.87)	5,954	1.07		3.11		1.00	(g)	26
Class A
2023(e)	$11.65	$0.07		$0.70	$0.77	$—	$—		$—	$—	$0.00	$12.42	6.61%	$52	1.18	%(f)	5.00	%(f)	0.93	%(f)(g)	3%
2022	15.72	0.17	(h)	(4.19)	(4.02)	(0.05)	—		—	(0.05)	0.00	11.65	(25.55)	49	1.40	(h)	3.64		0.92	(g)(i)	5
2021	15.40	0.13	(h)	0.52	0.65	(0.33)	(0.00	)(b)	—	(0.33)	0.00	15.72	4.24	104	0.82	(h)	2.89		0.92	(i)	15
2020	13.03	0.06		2.43	2.49	(0.12)	—		—	(0.12)	0.00	15.40	19.13	101	0.50		3.65		0.91		22
2019	11.05	0.07	(h)	2.67	2.74	(0.08)	(0.68)		—	(0.76)	0.00	13.03	24.86	91	0.60	(h)	3.41		1.91		9
2018	18.44	0.01		(4.08)	(4.07)	—	(3.32)		—	(3.32)	0.00	11.05	(21.70)	81	0.04		3.11		2.01	(g)	26
Class C
2023(e)	$10.46	$0.06		$0.63	$0.69	$—	$—		$—	$—	$0.00	$11.15	6.60%	$8	1.18	%(f)	5.75	%(f)	0.93	%(f)(g)	3%
2022	14.12	0.15	(h)	(3.76)	(3.61)	(0.05)	—		—	(0.05)	—	10.46	(25.55)	7	1.36	(h)	4.39		0.92	(g)(i)	5
2021	13.87	0.11	(h)	0.47	0.58	(0.33)	(0.00	)(b)	—	(0.33)	0.00	14.12	4.20	16	0.77	(h)	3.64		0.92	(i)	15
2020	11.74	0.05		2.20	2.25	(0.12)	—		—	(0.12)	0.00	13.87	19.19	28	0.48		4.40		0.91		22
2019	10.02	(0.01	)(h)	2.41	2.40	—	(0.68)		—	(0.68)	0.00	11.74	24.01	26	(0.12	)(h)	4.16		2.61		9
2018	17.26	(0.11)		(3.81)	(3.92)	—	(3.32)		—	(3.32)	0.00	10.02	(22.33)	31	(0.67)		3.86		2.76	(g)	26
Class I
2023(e)	$11.99	$0.07		$0.72	$0.79	$—	$—		$—	$—	$0.00	$12.78	6.59%	$2,413	1.13	%(f)	4.75	%(f)	0.93	%(f)(g)	3%
2022	16.18	0.19	(h)	(4.33)	(4.14)	(0.05)	—		—	(0.05)	0.00	11.99	(25.57)	2,592	1.52	(h)	3.39		0.92	(g)(i)	5
2021	15.85	0.14	(h)	0.52	0.66	(0.33)	(0.00	)(b)	—	(0.33)	0.00	16.18	4.18	4,376	0.87	(h)	2.64		0.92	(i)	15
2020	13.41	0.05		2.51	2.56	(0.12)	—		—	(0.12)	0.00	15.85	19.11	4,342	0.39		3.40		0.91		22
2019	11.39	0.19	(h)	2.77	2.96	(0.26)	(0.68)		—	(0.94)	0.00	13.41	26.04	1,312	1.52	(h)	3.16		1.00		9
2018	18.93	0.19		(4.22)	(4.03)	(0.18)	(3.32)		(0.01)	(3.51)	0.00	11.39	(20.90)	1,557	1.07		2.86		1.00	(g)	26

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $133,370, $205,704, $216,306, $210,061, $184,323, and $201,091 for the six months ended June 30, 2023 and the years ended December 31, 2022, 2021, 2020, 2019, and 2018, respectively.
(d)	The Fund incurred interest expense. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 0.90%, 0.91%, and 0.90% for each Class for the six months ended June 30, 2023 and the years ended December 31, 2022 and 2020, and 2.00% (Class A), 2.75% (Class C) and with no impact to Class AAA and Class I for the year ended December 31, 2018. For the years ended December 31, 2021, and 2019, the effect of interest expense was minimal.
(e)	For the six months ended June 30, 2023, unaudited.
(f)	Annualized.
(g)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. If such credits had not been received, the ratios of operating expenses to average net assets would have been 0.95% for each Class for the six months ended June 30, 2023. For the years ended December 31, 2022 and 2018, the effect of expense reimbursements was minimal.
(h)	Includes income resulting from special dividends. Without these dividends, the per share income/(loss) amounts would have been $0.09, $0.06, and $0.15 (Class AAA), $0.08, $0.06, and $0.04 (Class A), $0.07, $0.05, and $(0.05) (Class C), and $0.10, $0.07, and $0.15 (Class I), and the net investment income/(loss) ratios would have been 0.77%, 0.36%, and 1.19% (Class AAA), 0.69%, 0.39%, and 0.29% (Class A), 0.65%, 0.34%, and (0.43%) (Class C), and 0.81%, 0.44%, and 1.21% (Class I) for the years ended December 31, 2022, 2021, and 2019, respectively.
(i)	The Fund incurred tax expense for the years ended December 31, 2022 and 2021. If tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 0.90% for each Class.

See accompanying notes to financial statements.

10

The Gabelli International Small Cap Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli International Small Cap Fund, a series of the GAMCO Global Series Funds, Inc. (the Corporation), was incorporated on July 16, 1993 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is one of five separately managed portfolios (collectively, the Portfolios) of the Corporation. The Fund’s primary objective is capital appreciation. The Fund commenced investment operations on May 11, 1998.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions, and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s

11

The Gabelli International Small Cap Fund

Notes to Financial Statements (Unaudited) (Continued)

valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered. Such securities are classified as Level 2 in the fair value hierarchy presented below.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2023 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 06/30/23
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Communication Services	$228,275	—	$228,275
Consumer Discretionary	111,420	$712,239	823,659
Consumer Staples	293,232	978,788	1,272,020
Financials	111,404	201,623	313,027
Health Care	197,284	849,256	1,046,540
Industrials	299,579	516,346	815,925
Information Technology	173,152	609,251	782,403
Materials	941,420	160,955	1,102,375
Total Common Stocks	2,355,766	4,028,458	6,384,224
Preferred Stocks (a)	—	85,561	85,561
U.S. Government Obligations	—	301,376	301,376
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,355,766	$4,415,395	$6,771,161

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund held no Level 3 investments at June 30, 2023 and December 31, 2022.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to

12

The Gabelli International Small Cap Fund

Notes to Financial Statements (Unaudited) (Continued)

value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income

13

The Gabelli International Small Cap Fund

Notes to Financial Statements (Unaudited) (Continued)

(including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to disallowed losses and distributions in excess of income. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2022 was as follows:

Distributions paid from:
Ordinary income	$30,443
Total distributions paid	$30,443

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At June 30, 2023, there was no tax adjustment to the cost of investments.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2023, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2023, the Adviser has reviewed all open tax years and concluded that there was no impact to the

14

The Gabelli International Small Cap Fund

Notes to Financial Statements (Unaudited) (Continued)

Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least April 30, 2024, at no more than an annual rate of 0.90% for all classes of shares. During the six months ended June 30, 2023, the Adviser reimbursed the Fund in the amount of $133,370. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 0.91% of the value of the Fund’s average daily net assets for each share class of the Fund. The arrangement is renewable annually. At June 30, 2023, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $555,380:

For the year ended December 31, 2021, expiring December 31, 2023	$216,306
For the year ended December 31, 2022, expiring December 31, 2024	205,704
For the six months ended June 30, 2023, expiring December 31, 2025	133,370
$555,380

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2023, other than short term securities and U.S. Government obligations, aggregated $179,809 and $734,440, respectively.

6. Transactions with Affiliates and Other Arrangements. The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. The Adviser did not seek a reimbursement during the six months ended June 30, 2023.

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $622.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

15

The Gabelli International Small Cap Fund

Notes to Financial Statements (Unaudited) (Continued)

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on February 28, 2024 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At June 30, 2023, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit for the six days of borrowings during the six months ended June 30, 2023 was $174,333 with a weighted average interest rate of 5.82%. The maximum amount borrowed at any time during the six months ended June 30, 2023 was $191,000.

8. Capital Stock. The Fund currently offers three classes of shares – Class AAA Shares, Class A Shares, and Class I Shares. Effective January 27, 2020, the Fund’s Class AAA, Class A, and Class C Shares “closed to purchases from new investors”. “Closed to purchases from new investors” means (i) with respect to the Class AAA, and Class A shares, no new investors may purchase shares of such classes, but existing shareholders may continue to purchase additional shares of such classes after the Effective Date, and (ii) with respect to Class C Shares, neither new investors nor existing shareholders may purchase any additional shares of such class after the Effective Date. These changes had no effect on existing shareholders’ ability to redeem shares of the Fund as described in the Fund’s Prospectus. Additionally, on the Effective Date Class I shares of the Fund became available to investors with a minimum initial investment amount of $1,000 when purchasing shares directly through the Distributor, or investors purchasing Class I shares through brokers or financial intermediaries that have entered into selling agreements with the Distributor specifically with respect to Class I shares.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2023 and the year ended December 31, 2022, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

16

The Gabelli International Small Cap Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	1,501	$18,519	4,401	$53,258
Shares issued upon reinvestment of distributions	—	—	1,643	18,986
Shares redeemed	(20,496)	(257,651)	(37,919)	(456,155)
Net decrease	(18,995)	$(239,132)	(31,875)	$(383,911)
Class A
Shares sold	—	—	384	$5,327
Shares issued upon reinvestment of distributions	—	—	19	219
Shares redeemed	—	—	(2,813)	(36,979)
Net decrease	—	—	(2,410)	$(31,433)
Class C
Shares issued upon reinvestment of distributions	—	—	3	$36
Shares redeemed	(1)	$(15)	(428)	(5,342)
Net decrease	(1)	$(15)	(425)	$(5,306)
Class I
Shares sold	28,430	$362,626	46,305	$624,129
Shares issued upon reinvestment of distributions	—	—	741	8,778
Shares redeemed	(55,802)	(705,394)	(101,403)	(1,286,493)
Net decrease	(27,372)	$(342,768)	(54,357)	$(653,586)

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

17

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

THE GABELLI INTERNATIONAL SMALL CAP FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

Gustavo Pifano joined the Firm in 2008 and is based in London. He serves as an assistant vice president of research and covers the industrial and consumer sectors with a focus on small-cap stocks. Gustavo is a member of the risk management group and responsible for the Firm’s UK compliance oversight and AML reporting functions. Gustavo holds a BBA in Finance from University of Miami and an MBA degree from University of Oxford Said Business School.

Ashish Sinha joined GAMCO UK in 2012 as a research analyst. Prior to joining the Firm, Mr. Sinha was a research analyst at Morgan Stanley in London for seven years and has covered European Technology, Mid-Caps and Business Services. He also worked in planning and strategy at Birla Sun Life Insurance in India. Currently Mr. Sinha is a portfolio manager of Gabelli Funds, LLC and an Assistant Vice President of GAMCO Asset Management UK. Mr. Sinha has a BSBA degree from the Institute of Management Studies and an MB from IIFT.

GAMCO Global Series Funds, Inc. THE GABELLI INTERNATIONAL SMALL CAP FUND One Corporate Center Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

TRUSTEES

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

John D. Gabelli

Former Senior Vice President,

G.research, LLC

Werner J. Roeder

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

John C. Ball

President & Treasurer

Peter Goldstein

Secretary & Vice President

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust

Company

TRANSFER AGENT, AND

DIVIDEND DISBURSING

AGENT

DST Asset Manager

Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli International Small Cap Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB403Q223SAR

The Gabelli Global Mini Mites Fund

Semiannual Report — June 30, 2023

To Our Shareholders,

For the six months ended June 30, 2023, the net asset value (NAV) total return per Class AAA Share of The Gabelli Global Mini Mites Fund was 17.7% compared with a total return of 7.9% for the S&P Developed SmallCap Index. Other classes of shares are available. See page 3 for performance information for all classes.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2023.

Investment Objective and Strategy (Unaudited)

The Gabelli Global Mini Mites Fund, a series of GAMCO Global Series Funds, Inc. commenced investment operations on October 1, 2018. The Fund is a non-diversified open end management investment company whose investment objective is to provide investors with long term capital appreciation by investing primarily in micro-capitalization equity securities.

The Fund’s investment strategy is to invest in common stocks of smaller companies that have a market capitalization (defined as shares outstanding times current market price) of $250 million or less at the time of the Fund’s initial investment. These companies are called micro-cap companies. As a “global” fund, the Fund invests in securities of issuers located in at least three countries and at least 40% of its net assets are invested in securities of non U.S. issuers.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Performance Discussion (Unaudited)

Ten-year interest rates at their highest since the 2007-08 Great Financial Crisis provided an unexpected backdrop for the Nasdaq-100 to have its best first half ever (+40%). After tightening financial conditions deflated many of the market’s darlings in 2022, growth has trounced value so far in 2023. Perhaps as unexpectedly, the market is as concentrated and narrow as immediately after COVID. Having evolved from the FANG+ to the Magnificent Seven (M7) – Apple, Amazon, Alphabet, Meta, Microsoft, Nvidia and Tesla – these market leaders aggregated to 27% of the S&P 500 and accounted for two-thirds of its return. Indeed, an equal-weighted version of the S&P 500 is up only 6% this year. We see several explanations for this seeming growth paradox: (a) although short-term rates remain near cycle highs they are not extreme in their historical context and their trajectory is almost certainly lower as illustrated by the inverted yield curve; (b) fortress balance sheets and robust cash flows make the M7 excellent safe havens; and (c) AI’s coming out party has been viewed as a net positive for nearly every M7 member while banking sector stress that has weighed on a key component of most value benchmarks.

The overall market multiple of 20x 2023 earnings has risen two turns this year but remains below its recent highs. Of course, several large growth companies skew this metric. The good news is that we continue to find value in certain less flashy sectors. Even better, the market seems to agree. Market breadth improved as the second quarter progressed. Smaller capitalization stocks and cyclicals in particular have started to perform well.

As the odds of a near-term severe recession diminish, we would expect this trend to continue.

Selected holdings that contributed positively to performance during the period ended June 30, 2023 were: Applied Optoelectronics Inc. (8.3% of net assets as of June 30, 2023) the company is an integrated provider of fiber-optic networking products for cable television, fiber-to-the-home and internet data centers; L.B Foster Co. (5.1%) which provides engineered and manufactured products and services for the building and infrastructure projects worldwide; and CIRCOR International Inc. (3.9%) which designs, manufactures, and distributes highly engineered valves, pumps and related flow control products serving industrial, aerospace and defense end markets.

Some of our weaker performing holdings during the period were: Intevac Inc. (1.9%) which develops and sells thin-film processing systems, primarily for the hard disk drive media market; Tredegar Corp. (1.9%) through its subsidiaries, the company manufactures and sells aluminum extrusions, polyethylene (PE) films, and plastic and polyester films in the United States and internationally; and Farmers Bros Co. (1.2%) which engages in the roasting, wholesale, equipment servicing, and distribution of coffee, tea, and other allied products in the United States.

Thank you for your investment in the Gabelli Global Mini Mites Fund.

We appreciate your confidence and trust.

The views expressed reflect the opinions of the Fund’s portfolio managers and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Comparative Results

Average Annual Returns through June 30, 2023 (a) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Performance returns for periods of less than one year are not annualized.

	Six Months	1 Year	3 Year	Since Inception (10/1/18)
Class AAA (GAMNX)	17.70%	20.50%	19.44%	5.89%
S&P Developed SmallCap Index (b)	7.89	13.72	4.61	4.47
Class A (GMNAX)	17.59	20.38	19.46	5.86
With sales charge (c)	10.83	13.46	17.12	4.55
Class C (GMNCX)	17.67	20.32	19.43	5.69
Class I (GGMMX)	17.70	20.50	19.44	5.94

(a)	Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase.
(b)	The S&P Developed Small Cap Index is a float-adjusted market-capitalization-weighted index designed to measure the equity market performance of small-capitalization companies located in developed markets. The index is composed of companies within the bottom 15% of the cumulative market capitalization in developed markets. The index covers all publicly listed equities with float-adjusted market values of U.S. $100 million or more and annual dollar value traded of at least U.S. $50 million in all included countries. Dividends are considered reinvested. You cannot invest directly in an index.
(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

In the current prospectuses dated April 28, 2023, the gross expense ratios for Class AAA, A, and I Shares are 3.40%, 3.40%, and 3.15%, respectively, and the net expense ratio for all share classes after contractual reimbursements by Gabelli Funds, LLC, (the Adviser) is 0.90%. See page 11 for the expense ratios for the six months ended June 30, 2023. The contractual reimbursements are in effect through April 30, 2024. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares is 5.75%.

Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end.

The Gabelli Global Mini Mites Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from January 1, 2023 through June 30, 2023	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/23	Ending Account Value 06/30/23	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Global Mini Mites Fund
Actual Fund Return
Class AAA	$1,000.00	$1,177.00	0.90%	$4.86
Class A	$1,000.00	$1,175.90	0.90%	$4.86
Class C	$1,000.00	$1,176.70	0.90%	$4.86
Class I	$1,000.00	$1,177.00	0.90%	$4.86
Hypothetical 5% Return
Class AAA	$1,000.00	$1,020.33	0.90%	$4.51
Class A	$1,000.00	$1,020.33	0.90%	$4.51
Class C	$1,000.00	$1,020.33	0.90%	$4.51
Class I	$1,000.00	$1,020.33	0.90%	$4.51

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2023:

The Gabelli Global Mini Mites Fund

Diversified Industrial	20.8%
Machinery	13.2%
Equipment and Supplies	9.2%
Consumer Products	5.9%
U.S. Government Obligations	5.6%
Broadcasting	4.3%
Health Care	4.0%
Building and Construction	3.5%
Food and Beverage	3.5%
Entertainment	3.3%
Automotive: Parts and Accessories	3.3%
Business Services	3.1%
Hotels and Gaming	3.1%
Financial Services	2.9%
Retail	2.7%
Specialty Chemicals	2.5%
Energy and Utilities	2.4%
Aerospace and Defense	1.7%
Agriculture	1.5%
Computer Software and Services	1.5%
Real Estate	0.8%
Metals and Mining	0.8%
Consumer Services	0.2%
Electronics	0.1%
Wireless Telecommunications Services	0.1%
Telecommunications	0.0%*
Publishing	0.0%*
Other Assets and Liabilities (Net)	0.0%*
100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Global Mini Mites Fund

Schedule of Investments — June 30, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 94.1%
	Aerospace and Defense — 1.7%
300	Astronics Corp.†	$5,069	$5,958
200	Astronics Corp., Cl. B†	3,382	4,045
9,000	Avio SpA†	111,980	91,628
1,000	CPI Aerostructures Inc.†	2,388	3,890
4,000	Innovative Solutions and Support Inc.†	27,868	28,680
		150,687	134,201
	Agriculture — 1.5%
3,500	Limoneira Co.	54,338	54,460
50,000	S&W Seed Co.†	99,016	61,000
		153,354	115,460
	Automotive: Parts and Accessories — 3.3%
12,742	Garrett Motion Inc.†	70,561	96,457
1,000	Motorcar Parts of America Inc.†	9,597	7,740
700	Smart Eye AB†	5,647	2,738
6,500	Strattec Security Corp.†	209,063	118,300
1,000	Uni-Select Inc.†	4,331	35,516
		299,199	260,751
	Broadcasting — 4.3%
18,000	Beasley Broadcast Group Inc., Cl. A†	31,052	18,360
51,000	Corus Entertainment Inc., Cl. B	166,758	50,432
2,900	Cumulus Media Inc., Cl. A†	17,499	11,890
21,700	Townsquare Media Inc., Cl. A	248,813	258,447
		464,122	339,129
	Building and Construction — 3.5%
60,000	Armstrong Flooring Inc.†	5,810	1,140
15,000	Gencor Industries Inc.†	162,010	233,700
1,925	Neinor Homes SA	24,184	19,388
200	The Monarch Cement Co.	11,234	23,350
		203,238	277,578
	Business Services — 3.1%
8,000	AssetCo plc	9,199	4,216
20,000	B Intressenter AB†	453	371
250	Boston Omaha Corp., Cl. A†	6,052	4,705
40,000	Diebold Nixdorf Inc.†	46,502	2,120
5,400	Du-Art Film Laboratories Inc.†(a)	35,100	51,624
600	Du-Art Film Laboratories Inc.†(a)	3,900	5,736
4,000	Ework Group AB	33,432	54,667
10,000	Marin Software Inc.†	23,992	5,900
5,000	MIND Technology Inc.†	7,519	3,150
7,500	Steel Connect Inc.†	71,757	62,850
Shares		Cost	Market Value
1,500	Team Inc.†	$13,592	$12,450
80,002	Trans-Lux Corp.†	24,496	40,001
		275,994	247,790
	Computer Software and Services — 1.5%
10,000	Alithya Group Inc., Cl. A†	28,270	16,300
900	Asetek A/S†	1,753	659
11,500	Daktronics Inc.†	59,728	73,600
6,000	NextNav Inc.†	16,888	17,640
500	Otonomo Technologies Ltd.†	1,570	200
70,000	Pacific Online Ltd.	14,777	6,253
		122,986	114,652
	Consumer Products — 5.9%
8,800	American Outdoor Brands Inc.†	75,047	76,384
7,800	Aspen Group Inc.†	12,005	1,170
1,200	CompX International Inc.	17,148	26,160
22,000	Glatfelter Corp.	119,694	66,440
430,000	Goodbaby International Holdings Ltd.†	43,507	30,181
3,724	HG Holdings Inc.†	33,739	26,664
6,600	Lifecore Biomedical Inc.†	70,364	63,822
2,000	Lifetime Brands Inc.	19,709	11,300
2,300	Marine Products Corp.	28,985	38,778
3,700	Nobility Homes Inc.	105,102	110,815
100	Oil-Dri Corp. of America	2,550	5,899
71,000	Playmates Holdings Ltd.	10,621	5,708
		538,471	463,321
	Consumer Services — 0.2%
24,000	Liberty TripAdvisor Holdings Inc., Cl. A†	29,575	15,600

	Diversified Industrial — 20.5%
99,974	Ampco-Pittsburgh Corp.†	374,741	317,917
10,400	Ascent Industries Co.†	104,063	94,536
25,700	Commercial Vehicle Group Inc.†	222,851	285,270
600	Core Molding Technologies Inc.†	7,068	13,650
31,000	Fluence Corp. Ltd.†	7,941	3,717
13,500	Graham Corp.†	109,746	179,280
28,000	INNOVATE Corp.†	77,943	49,000
41,000	Intevac Inc.†	220,450	153,750
6,000	Myers Industries Inc.	115,466	116,580
12,500	Park-Ohio Holdings Corp.	236,901	237,500
2,013	Servotronics Inc.†	22,919	26,924
22,000	Tredegar Corp.	258,263	146,740
		1,758,352	1,624,864
	Electronics — 0.1%
200	Bel Fuse Inc., Cl. B	2,432	11,482

See accompanying notes to financial statements.

The Gabelli Global Mini Mites Fund

Schedule of Investments (Continued) — June 30, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities — 2.4%
9,000	Capstone Green Energy Corp.†	$41,010	$10,800
600	Consolidated Water Co. Ltd.	6,126	14,538
4,500	Dril-Quip Inc.†	94,237	104,715
2,800	RGC Resources Inc.	52,881	56,084
		194,254	186,137
	Entertainment — 3.3%
27,000	Entravision Communications Corp., Cl. A	116,848	118,530
700	GameSquare Holdings Inc.†	8,207	2,114
1,600	GAN Ltd.†	5,540	2,624
4,000	Inspired Entertainment Inc.†	44,779	58,840
12,000	Reading International Inc., Cl. A†	63,989	31,800
4,400	Reservoir Media Inc.†	32,779	26,488
100,000	Sportech plc†	37,134	23,812
		309,276	264,208
	Equipment and Supplies — 9.2%
110,500	Applied Optoelectronics Inc.†	326,667	658,580
4,000	The Eastern Co.	89,979	72,360
		416,646	730,940
	Financial Services — 2.9%
60,000	GAM Holding AG†	67,076	36,199
3,800	Steel Partners Holdings LP†	22,195	180,500
4,000	Tiny Ltd.†	11,379	11,263
		100,650	227,962
	Food and Beverage — 3.5%
3,000	Corby Spirit and Wine Ltd., Cl. A	39,165	32,157
34,000	Farmer Brothers Co.†	209,129	94,180
500	Hotel Chocolat Group plc†	819	756
900	Lifeway Foods Inc.†	5,688	6,057
1,800	Nathan’s Famous Inc.	103,863	141,372
		358,664	274,522
	Health Care — 4.0%
28,000	Accuray Inc.†	93,630	108,360
40,000	Achaogen Inc.†(a)	488	0
4,000	Axogen Inc.†	35,998	36,520
20,000	Clovis Oncology Inc.†	2,468	360
1,500	Cutera Inc.†	19,720	22,695
200	Daxor Corp.†	2,214	1,946
1,500	Electromed Inc.†	14,633	16,065
43,700	IRRAS AB†	7,454	733
9,000	Neuronetics Inc.†	56,979	19,350
4,000	Oncimmune Holdings plc†	4,931	785
1,600	Option Care Health Inc.†	15,887	51,984
Shares		Cost	Market Value
24,000	Paratek Pharmaceuticals Inc.†	$108,494	$53,040
1,300	Tristel plc	4,856	5,861
		367,752	317,699
	Hotels and Gaming — 3.1%
3,800	Canterbury Park Holding Corp.	49,727	88,464
6,000	Full House Resorts Inc.†	34,527	40,200
7,000	Genius Sports Ltd.†	38,648	43,330
5,000	The Marcus Corp.	85,119	74,150
		208,021	246,144
	Machinery — 13.2%
6,000	CFT SpA†(a)	33,163	30,117
5,500	CIRCOR International Inc.†	99,454	310,475
28,000	L.B. Foster Co., Cl. A†	407,120	399,840
12,500	The L.S. Starrett Co., Cl. A†	42,104	130,625
15,043	Twin Disc Inc.†	145,015	169,384
		726,856	1,040,441
	Metals and Mining — 0.8%
25,000	Sierra Metals Inc.†	24,143	7,500
35,000	Western Copper & Gold Corp.†	60,038	53,550
		84,181	61,050
	Publishing — 0.0%
600	DallasNews Corp.	2,669	2,334

	Real Estate — 0.8%
62,000	Corem Property Group AB, Cl. B	143,020	29,116
2,500	Gyrodyne LLC†	21,715	23,900
25,000	Trinity Place Holdings Inc.†	31,912	13,500
		196,647	66,516
	Retail — 2.7%
3,300	Bassett Furniture Industries Inc.	53,217	49,632
6,700	Village Super Market Inc., Cl. A	152,828	152,894
6,800	Vroom Inc.†	9,825	9,792
		215,870	212,318
	Specialty Chemicals — 2.5%
7,000	American Vanguard Corp.	155,589	125,090
9,000	Treatt plc	50,917	71,438
		206,506	196,528
	Telecommunications — 0.0%
700	Bittium Oyj	4,945	3,216

See accompanying notes to financial statements.

The Gabelli Global Mini Mites Fund

Schedule of Investments (Continued) — June 30, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Wireless Telecommunications Services — 0.1%
22,877	NII Holdings Inc., Escrow†	$442	$8,007

	TOTAL COMMON STOCKS	7,391,789	7,442,850

	RIGHTS — 0.0%
	Health Care — 0.0%
16,000	Epizyme Inc., CVR†	0	320

	WARRANTS — 0.3%
	Business Services — 0.0%
4	Internap Corp., expire 05/08/24†(a)	0	2,608

	Diversified Industrial — 0.3%
44,000	Ampco-Pittsburgh Corp., expire 08/01/25†	30,056	21,560

	Energy and Utilities — 0.0%
693	Weatherford International plc, expire 12/13/23†	0	291

	TOTAL WARRANTS	30,056	24,459

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 5.6%
$445,000	U.S. Treasury Bills, 5.100% to 5.115%††, 08/10/23 to 09/07/23	441,507	441,565

	TOTAL INVESTMENTS — 100.0%	$7,863,352	7,909,194

	Other Assets and Liabilities (Net) — 0.0%		3,661

	NET ASSETS—100.0%		$7,912,855

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

CVR	Contingent Value Right

Geographic Diversification	% of Market Value	Market Value
United States	90.2%	$7,127,995
Europe	6.5	515,687
Canada	2.6	208,831
Asia/Pacific	0.5	42,143
Latin America	0.2	14,538
	100.0%	$7,909,194

See accompanying notes to financial statements.

The Gabelli Global Mini Mites Fund

Statement of Assets and Liabilities

June 30, 2023 (Unaudited)

Assets:
Investments, at value (cost $7,863,352)	$7,909,194
Cash	24,218
Receivable for Fund shares sold	500
Receivable from Adviser	13,758
Dividends receivable	9,046
Prepaid expenses	10,517
Total Assets	7,967,233
Liabilities:
Payable for investments purchased	4,054
Payable for investment advisory fees	6,070
Payable for distribution fees	28
Payable for legal and audit fees	18,243
Payable for shareholder communications	14,869
Payable for custodian fees	5,289
Payable for shareholder services fees	3,456
Other accrued expenses	2,369
Total Liabilities	54,378
Net Assets
(applicable to 772,977 shares outstanding)	$7,912,855
Net Assets Consist of:
Paid-in capital	$7,778,012
Total distributable earnings	134,843
Net Assets	$7,912,855

Shares of Capital Stock, each at $0.001 par value: Class AAA:
Net Asset Value, offering, and redemption price per share ($78,121 ÷ 7,631 shares outstanding; 75,000,000 shares authorized)	$10.24
Class A:
Net Asset Value and redemption price per share ($13,106 ÷ 1,280.70 shares outstanding; 50,000,000 shares authorized)	$10.23
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$10.85
Class C:
Net Asset Value and redemption price per share ($13,007 ÷ 1,276 shares outstanding; 25,000,000 shares authorized)	$10.19
Class I:
Net Asset Value, offering, and redemption price per share ($7,808,621 ÷ 762,789 shares outstanding; 25,000,000 shares authorized)	$10.24

Statement of Operations

For the Six Months Ended June 30, 2023 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $878)	$44,301
Non-cash dividends	4,342
Interest	7,519
Total Investment Income	56,162
Expenses:
Investment advisory fees	35,394
Distribution fees - Class AAA	89
Distribution fees - Class A	15
Distribution fees - Class C	59
Legal and audit fees	29,679
Registration expenses	22,042
Shareholder communications expenses	17,247
Shareholder services fees	7,548
Custodian fees	6,429
Directors’ fees	784
Miscellaneous expenses	7,219
Total Expenses	126,505
Less:
Expense reimbursements (See Note 3)	(94,040)
Expenses paid indirectly by broker (See Note 6)	(611)
Total Reimbursements and Credits	(94,651)
Net Expenses	31,854
Net Investment Income	24,308

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	164,884
Net realized loss on foreign currency transactions	(45)
Net realized gain on investments and foreign currency transactions	164,839
Net change in unrealized appreciation/depreciation:
on investments	983,953
on foreign currency translations	7
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	983,960
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	1,148,799
Net Increase in Net Assets Resulting from Operations	$1,173,107

See accompanying notes to financial statements.

The Gabelli Global Mini Mites Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Operations:
Net investment income	$24,308	$34,896
Net realized gain on investments and foreign currency transactions	164,839	280,973
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	983,960	(1,500,758)
Net Increase/(Decrease) in Net Assets Resulting from Operations	1,173,107	(1,184,889)

Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(3,882)
Class A	—	(651)
Class C	—	(647)
Class I	—	(376,682)
Total Distributions to Shareholders	—	(381,862)

Capital Share Transactions:
Class AAA	—	678
Class A	—	651
Class C	—	647
Class I	211,007	1,183,267
Net Increase in Net Assets from Capital Share Transactions	211,007	1,185,243

Net Increase/(Decrease) in Net Assets	1,384,114	(381,508)

Net Assets:
Beginning of year	6,528,741	6,910,249
End of period	$7,912,855	$6,528,741

See accompanying notes to financial statements.

The Gabelli Global Mini Mites Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions									Ratios to Average Net Assets/Supplemental Data
Period Ended December 31	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investments		Total Distributions		Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(c)		Portfolio Turnover Rate
Class AAA
2023(d)	$8.70	$0.03 (e)	$1.51	$1.54	$—		$—		$—		$—	$10.24	17.70%	$78	0.68	%(e)(f)	3.82	%(f)	0.90	%(f)(g)	17%
2022	11.04	0.05	(1.85)	(1.80)	(0.05)		(0.49)		(0.54)		—	8.70	(16.17)	67	0.52		3.40		0.90	(g)(h)	30
2021	10.67	(0.02)	2.04	2.02	(0.07)		(1.58)		(1.65)		0.00	11.04	19.25	83	(0.17)		3.49		0.90	(g)(i)	79
2020	9.26	0.05	1.42	1.47	(0.06)		—		(0.06)		—	10.67	15.87	120	0.61		9.40		0.90	(g)	63
2019	8.62	0.05	0.94	0.99	(0.04)		(0.31)		(0.35)		—	9.26	11.49	114	0.53		10.81		1.23	(h)	131
2018(j)	10.00	0.01	(1.38)	(1.37)	(0.01)		(0.00	)(b)	(0.01)		—	8.62	(13.71)	70	0.45	(f)	44.14	(f)	1.25	(f)	6
Class A
2023(d)	$8.70	$0.03 (e)	$1.50	$1.53	$—		$—		$—		$—	$10.23	17.59%	$13	0.68	%(e)(f)	3.82	%(f)	0.90	%(f)(g)	17%
2022	11.04	0.05	(1.85)	(1.80)	(0.05)		(0.49)		(0.54)		—	8.70	(16.17)	11	0.52		3.40		0.90	(g)(h)	30
2021	10.66	(0.02)	2.05	2.03	(0.07)		(1.58)		(1.65)		0.00	11.04	19.38	13	(0.18)		3.49		0.90	(g)(i)	79
2020	9.26	0.05	1.41	1.46	(0.06)		—		(0.06)		—	10.66	15.76	11	0.66		9.40		0.90	(g)	63
2019	8.62	0.04	0.95	0.99	(0.04)		(0.31)		(0.35)		—	9.26	11.47	10	0.43		10.81		1.23	(h)	131
2018(j)	10.00	0.01	(1.38)	(1.37)	(0.01)		(0.00	)(b)	(0.01)		—	8.62	(13.72)	9	0.41	(f)	44.14	(f)	1.25	(f)	6
Class C
2023(d)	$8.66	$0.03 (e)	$1.50	$1.53	$—		$—		$—		$—	$10.19	17.67%	$13	0.68	%(e)(f)	4.57	%(f)	0.90	%(f)(g)	17%
2022	11.00	0.05	(1.85)	(1.80)	(0.05)		(0.49)		(0.54)		—	8.66	(16.25)	11	0.52		4.15		0.90	(g)(h)	30
2021	10.63	(0.02)	2.04	2.02	(0.07)		(1.58)		(1.65)		0.00	11.00	19.34	13	(0.18)		4.24		0.90	(g)(i)	79
2020	9.23	0.05	1.41	1.46	(0.06)		—		(0.06)		—	10.63	15.81	11	0.66		10.15		0.90	(g)	63
2019	8.61	(0.02)	0.95	0.93	(0.00	)(b)	(0.31)		(0.31)		—	9.23	10.83	9	(0.25)		11.56		1.92	(h)	131
2018(j)	10.00	(0.01)	(1.38)	(1.39)	—		(0.00	)(b)	(0.00	)(b)	—	8.61	(13.88)	8	(0.34	)(f)	44.89	(f)	2.00	(f)	6
Class I
2023(d)	$8.70	$0.03 (e)	$1.51	$1.54	$—		$—		$—		$—	$10.24	17.70%	$7,809	0.69	%(e)(f)	3.57	%(f)	0.90	%(f)(g)	17%
2022	11.04	0.05	(1.85)	(1.80)	(0.05)		(0.49)		(0.54)		—	8.70	(16.17)	6,440	0.52		3.15		0.90	(g)(h)	30
2021	10.67	(0.02)	2.04	2.02	(0.07)		(1.58)		(1.65)		0.00	11.04	19.25	6,801	(0.18)		3.24		0.90	(g)(i)	79
2020	9.26	0.09	1.38	1.47	(0.06)		—		(0.06)		—	10.67	15.87	3,922	1.11		9.15		0.90	(g)	63
2019	8.61	0.08	0.94	1.02	(0.06)		(0.31)		(0.37)		—	9.26	11.84	1,605	0.84		10.56		1.00	(h)	131
2018(j)	10.00	0.02	(1.40)	(1.38)	(0.01)		(0.00	)(b)	(0.01)		—	8.61	(13.76)	494	0.79	(f)	43.89	(f)	1.00	(f)	6

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $94,040, $148,978, $147,312, $163,109, $126,588, and $43,899 for the six months ended June 30, 2023 and the years ended December 31, 2022, 2021, 2020, and 2019 and the period ended December 31, 2018, respectively.
(d)	For the six months ended June 30, 2023, unaudited.
(e)	Includes income resulting from special dividends. Without these dividends, the impact on the net investment income per share would be minimum and the net investment income ratios would have been 0.56% for each Class for the six months ended June 30, 2023.
(f)	Annualized.
(g)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses for the six months ended June 30, 2023 and the years ended December 31, 2022, 2021, and 2020. If such credits had not been received, the ratios of operating expenses to average net assets would have been 0.92%, 0.92%, 0.92%, and 0.96% for each Class, respectively.
(h)	The Fund incurred interest expense. For the year ended December 31, 2022, the impact was minimal. For the year ended December 31, 2019, if interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.22% (Class AAA and Class A),1.90% (Class C), and 0.99% (Class I), respectively.
(i)	The Fund incurred tax expense for the year ended December 31, 2021 and there was no impact on the expense ratios.
(j)	The Fund commenced investment operations on October 1, 2018.

See accompanying notes to financial statements.

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Global Mini Mites Fund, a series of the GAMCO Global Series Funds, Inc. (the Corporation), was incorporated on July 16, 1993 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is one of five separately managed portfolios (collectively, the Portfolios) of the Corporation. The Fund’s primary objective is long term capital appreciation by investing primarily in micro-capitalization equity securities. The Fund commenced investment operations on October 1, 2018.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions, and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Unaudited) (Continued)

and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered. Such securities are classified as Level 2 in the fair value hierarchy presented below.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2023 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant Unobservable	Total Market Value
	Quoted Prices	Observable Inputs	Inputs (a)	at 06/30/23
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Aerospace and Defense	$130,156	$4,045	—	$134,201
Building and Construction	254,228	23,350	—	277,578
Business Services	190,059	371	$57,360	247,790
Diversified Industrial	1,597,940	26,924	—	1,624,864
Health Care	317,699	—	0	317,699
Machinery	1,010,324	—	30,117	1,040,441
Wireless Telecommunications Services	—	8,007	—	8,007
Other Industries (b)	3,792,270	—	—	3,792,270
Total Common Stocks	7,292,676	62,697	87,477	7,442,850
Rights (b)	—	320	—	320
Warrants (b)	21,851	—	2,608	24,459
U.S. Government Obligations	—	441,565	—	441,565
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$7,314,527	$504,582	$90,085	$7,909,194

(a)	The inputs for these securities are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board.
(b)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

During the six months ended June 30, 2023, the Fund did not have transfers into or out of Level 3.

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Unaudited) (Continued)

The following table reconciles Level 3 investments:

	Balance as of 12/31/22	Accrued discounts/ (premiums)	Realized gain/ (loss)	Net Change in unrealized appreciation/ depreciation†	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 06/30/23	Net change in unrealized appreciation/ depreciation during the period on Level 3 investments still held at 06/30/23†
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$68,544	—	—	$18,933	—	—	—	—	$87,477	$18,933
Warrants (a)	2,608	—	—	—	—	—	—	—	2,608	—
TOTAL INVESTMENTS IN SECURITIES	$71,152	—	—	$18,933	—	—	—	—	$90,085	$18,933

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
†	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Unaudited) (Continued)

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2023, the Fund did not hold any restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Unaudited) (Continued)

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2022 was as follows:

Distributions paid from:
Ordinary income	$34,661
Net long term capital gains	347,201
Total distributions paid	$381,862

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized depreciation at June 30, 2023:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Investments	$7,996,366	$1,436,048	$(1,523,220)	$(87,172)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2023, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2023, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Unaudited) (Continued)

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least April 30, 2024, at no more than an annual rate of 0.90% for all classed of shares. During the six months ended June 30, 2023, the Adviser reimbursed the Fund in the amount of $94,040. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses (continuing the same foregoing exclusions as above) of the Fund would not exceed 0.90% of the value of the Fund’s average daily net assets for each share class of the Fund. The agreement is renewable annually. At June 30, 2023, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $390,330:

For the year ended December 31, 2021, expiring December 31, 2023	$147,312
For the year ended December 31, 2022, expiring December 31, 2024	148,978
For the six months ended June 30, 2023, expiring December 31, 2025	94,040
$390,330

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2023, other than short term securities and U.S. Government obligations, aggregated $1,165,724 and $1,215,622, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2023, the Fund paid $2,433 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

During the six months ended June 30, 2023, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $611.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. The Adviser did not seek a reimbursement during the six months ended June 30, 2023.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket

The Gabelli Global Mini Mites Fund
Notes to Financial Statements (Unaudited) (Continued)

expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on February 28, 2024 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended June 30, 2023, there were no borrowings under the line of credit.

8. Capital Stock. The Fund currently offers three classes of shares – Class AAA Shares, Class A Shares, and Class I Shares. Effective January 27, 2020, the Fund’s Class AAA, Class A and Class C Shares “closed to purchases from new investors”. “Closed to purchases from new investors” means (i) with respect to the Class AAA and Class A shares, no new investors may purchase shares of such classes, but existing shareholders may continue to purchase additional shares of such classes after the Effective Date, and (ii) with respect to Class C Shares, neither new investors nor existing shareholders may purchase any additional shares of such class after the Effective Date. These changes had no effect on existing shareholders’ ability to redeem shares of the Fund as described in the Fund’s Prospectus. Additionally, on the Effective Date Class I shares of the Fund became available to investors with a minimum initial investment amount of $1,000 when purchasing shares directly through the Distributor, or investors purchasing Class I shares through brokers or financial intermediaries that have entered into selling agreements with the Distributor specifically with respect to Class I shares.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2023 and the year ended December 31, 2022, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class AAA
Shares issued upon reinvestment of distributions	—	—	458	$3,881
Shares redeemed	—	—	(302)	(3,203)
Net increase	—	—	156	$678
Class A
Shares issued upon reinvestment of distributions	—	—	77	$651
Net increase	—	—	77	$651
Class C
Shares issued upon reinvestment of distributions	—	—	77	$647
Net increase	—	—	77	$647
Class I
Shares sold	27,912	$263,414	166,432	$1,634,597
Shares issued upon reinvestment of distributions	—	—	44,420	376,683
Shares redeemed	(5,549)	(52,407)	(86,389)	(828,013)
Net increase	22,363	$211,007	124,463	$1,183,267

9. Significant Shareholder. As of June 30, 2023, approximately 73.2% of the Fund was beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

THE GABELLI GLOBAL MINI MITES FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management, Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Sarah Donnelly joined Gabelli in 1999 as a junior research analyst working with the consumer staples and media analysts. Currently she is a portfolio manager of Gabelli Funds, LLC, a Senior Vice President, and the Food, Household, and Personal Care products research analyst for Gabelli & Company. In 2013, she was named the Health & Wellness research platform leader. Ms. Donnelly received a BS in Business Administration with a concentration in Finance and minor in History from Fordham University.

Ashish Sinha joined GAMCO UK in 2012 as a research analyst. Prior to joining the Firm, Mr. Sinha was a research analyst at Morgan Stanley in London for seven years and has covered European Technology, Mid-Caps and Business Services. He also worked in planning and strategy at Birla Sun Life Insurance in India. Currently Mr. Sinha is a portfolio manager of Gabelli Funds, LLC and an Assistant Vice President of GAMCO Asset Management UK. Mr. Sinha has a BSBA degree from the Institute of Management Studies and an MB from IIFT.

Hendi Susanto joined Gabelli in 2007 as the lead technology research analyst. He spent his early career in supply chain management consulting and operations in the technology industry. He currently is a portfolio manager of Gabelli Funds, LLC and a Vice President of Associated Capital Group Inc. Mr. Susanto received a BS degree summa cum laude from the University of Minnesota, an MS from Massachusetts Institute of Technology, and an MBA degree from the Wharton School of Business.

Chong-Min Kang joined the Gabelli in 2007 as a research analyst. He currently is a portfolio manager of Gabelli Funds, LLC and a Senior Vice President of GAMCO Investors Inc. Mr. Kang received a BA degree from Boston College and an MBA from the Columbia Business School.

GAMCO Global Series Funds, Inc. THE GABELLI GLOBAL MINI MITES FUND One Corporate Center Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

John D. Gabelli

Former Senior Vice President,

G.research, LLC

Werner J. Roeder

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

John C. Ball

President & Treasurer

Peter Goldstein

Secretary & Vice President

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust
Company

TRANSFER AGENT AND

DIVIDEND DISBURSING

AGENT

DST Asset Manager

Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &
Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Global Mini Mites Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB3634Q223SAR

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GAMCO Global Series Funds, Inc.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 6, 2023

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 6, 2023

* Print the name and title of each signing officer under his or her signature.